UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Global Small-Cap Fund (formerly, Eaton Vance Small-Cap Value Fund)

Eaton Vance Special Equities Fund

Parametric Absolute Return Fund

Eaton Vance

Balanced Fund

September 30, 2015 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At September 30, 2015, the Fund owned 53.4% of Core Bond Portfolio’s outstanding interests and 74.9% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2015 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $217,643,770)	$226,358,549	58.7%

Core Bond Portfolio (identified cost, $158,970,116)	156,868,518	40.7

Total Investments in Affiliated Portfolios (identified cost, $376,613,886)	$383,227,067	99.4%

Other Assets, Less Liabilities	$2,338,542	0.6%

Net Assets	$385,565,609	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015 and December 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at September 30, 2015 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.5%
Spirit AeroSystems Holdings, Inc., Class A(1)	28,000	$1,353,520
United Technologies Corp.	70,155	6,243,093

		$7,596,613

Automobiles — 1.1%
Harley-Davidson, Inc.	62,314	$3,421,039

		$3,421,039

Banks — 4.5%
BankUnited, Inc.	127,400	$4,554,550
JPMorgan Chase & Co.	76,870	4,686,764
PNC Financial Services Group, Inc. (The)	48,550	4,330,660

		$13,571,974

Beverages — 1.8%
Constellation Brands, Inc., Class A	28,587	$3,579,378
Molson Coors Brewing Co., Class B	22,000	1,826,440

		$5,405,818

Biotechnology — 5.1%
AbbVie, Inc.	65,700	$3,574,737
AMAG Pharmaceuticals, Inc.(1)	46,300	1,839,499
Celgene Corp.(1)	13,530	1,463,540
Gilead Sciences, Inc.	64,206	6,304,387
Incyte Corp.(1)	7,800	860,574
Vertex Pharmaceuticals, Inc.(1)	13,300	1,385,062

		$15,427,799

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	61,700	$2,945,558
Masco Corp.	72,000	1,812,960

		$4,758,518

Capital Markets — 3.9%
Affiliated Managers Group, Inc.(1)	14,522	$2,483,117
Credit Suisse Group AG	138,300	3,324,294
Goldman Sachs Group, Inc. (The)	17,420	3,026,899
Lazard, Ltd., Class A	64,800	2,805,840

		$11,640,150

Chemicals — 1.2%
PPG Industries, Inc.	40,000	$3,507,600

		$3,507,600

Communications Equipment — 0.5%
Palo Alto Networks, Inc.(1)	8,300	$1,427,600

		$1,427,600

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	160,825	$6,997,496

		$6,997,496

Electric Utilities — 1.6%
NextEra Energy, Inc.	49,796	$4,857,600

		$4,857,600

Electrical Equipment — 1.0%
Hubbell, Inc., Class B	35,600	$3,024,220

		$3,024,220

2

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Belden, Inc.	30,000	$1,400,700

		$1,400,700

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	41,700	$2,876,049

		$2,876,049

Food & Staples Retailing — 3.3%
Kroger Co. (The)	67,440	$2,432,561
Sprouts Farmers Market, Inc.(1)	169,200	3,570,120
United Natural Foods, Inc.(1)	80,000	3,880,800

		$9,883,481

Food Products — 3.3%
General Mills, Inc.	68,800	$3,861,744
Mondelez International, Inc., Class A	70,700	2,960,209
Pinnacle Foods, Inc.	73,900	3,094,932

		$9,916,885

Health Care Equipment & Supplies — 1.7%
Medtronic PLC	46,300	$3,099,322
Teleflex, Inc.	15,800	1,962,518

		$5,061,840

Health Care Providers & Services — 2.0%
Amsurg Corp.(1)	37,400	$2,906,354
Humana, Inc.	18,300	3,275,700

		$6,182,054

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(1)	3,000	$2,160,750

		$2,160,750

Household Durables — 1.3%
Tempur Sealy International, Inc.(1)	55,000	$3,928,650

		$3,928,650

Industrial Conglomerates — 3.3%
General Electric Co.	396,050	$9,988,381

		$9,988,381

Insurance — 4.5%
ACE, Ltd.	53,500	$5,531,900
Aflac, Inc.	72,600	4,220,238
XL Group PLC	108,400	3,937,088

		$13,689,226

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.(1)	12,038	$6,162,132

		$6,162,132

Internet Software & Services — 5.1%
Facebook, Inc., Class A(1)	47,309	$4,253,079
Google, Inc., Class C(1)	16,621	10,112,549
Twitter, Inc.(1)	36,000	969,840

		$15,335,468

IT Services — 1.0%
Fiserv, Inc.(1)	36,044	$3,121,771

		$3,121,771

Leisure Products — 1.1%
Vista Outdoor, Inc.(1)	72,800	$3,234,504

		$3,234,504

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	26,662	$3,260,229

		$3,260,229

3

Security	Shares	Value
Media — 2.3%
Walt Disney Co. (The)	68,739	$7,025,126

		$7,025,126

Metals & Mining — 1.6%
Compass Minerals International, Inc.	60,400	$4,733,548

		$4,733,548

Multi-Utilities — 1.5%
Sempra Energy	47,917	$4,634,532

		$4,634,532

Multiline Retail — 1.5%
Dollar General Corp.	64,600	$4,679,624

		$4,679,624

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	39,147	$2,364,087
EOG Resources, Inc.	34,800	2,533,440
Exxon Mobil Corp.	73,450	5,461,008
Occidental Petroleum Corp.	50,339	3,329,925
Phillips 66	52,700	4,049,468

		$17,737,928

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	62,600	$3,705,920
Merck & Co., Inc.	98,501	4,864,964
Teva Pharmaceutical Industries, Ltd. ADR	84,200	4,753,932

		$13,324,816

Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	25,313	$4,425,219
Public Storage	23,080	4,884,420

		$9,309,639

Road & Rail — 1.6%
Union Pacific Corp.	54,300	$4,800,663

		$4,800,663

Semiconductors & Semiconductor Equipment — 2.8%
Cypress Semiconductor Corp.(1)	218,706	$1,863,375
Intel Corp.	220,600	6,648,884

		$8,512,259

Software — 5.3%
Mentor Graphics Corp.	113,500	$2,795,505
Microsoft Corp.	160,559	7,106,341
Oracle Corp.	102,734	3,710,752
Tableau Software, Inc., Class A(1)	29,600	2,361,488

		$15,974,086

Specialty Retail — 2.8%
Home Depot, Inc. (The)	47,601	$5,497,440
Restoration Hardware Holdings, Inc.(1)	30,500	2,845,955

		$8,343,395

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	99,697	$10,996,579
Hewlett-Packard Co.	149,000	3,815,890

		$14,812,469

Tobacco — 1.5%
Reynolds American, Inc.	103,580	$4,585,487

		$4,585,487

Total Common Stocks — 98.1% (identified cost $278,921,056)		$296,312,119

4

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$6,734	$6,734,001

Total Short-Term Investments (identified cost $6,734,001)		$6,734,001

Total Investments — 100.3% (identified cost $285,655,057)		$303,046,120

Other Assets, Less Liabilities — (0.3)%		$(947,979)

Net Assets — 100.0%		$302,098,141

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $4,271.

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$287,282,235

Gross unrealized appreciation	$30,965,099
Gross unrealized depreciation	(15,201,214)

Net unrealized appreciation	$15,763,885

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$38,955,220	$—		$—	$38,955,220
Consumer Staples	29,791,671	—		—	29,791,671
Energy	20,613,977	—		—	20,613,977
Financials	44,886,695	3,324,294		—	48,210,989
Health Care	43,256,738	—		—	43,256,738
Industrials	30,168,395	—		—	30,168,395
Information Technology	60,584,353	—		—	60,584,353
Materials	8,241,148	—		—	8,241,148
Telecommunication Services	6,997,496	—		—	6,997,496
Utilities	9,492,132	—		—	9,492,132
Total Common Stocks	$292,987,825	$3,324,294	*	$—	$296,312,119
Short-Term Investments	$—	$6,734,001		$—	$6,734,001
Total Investments	$292,987,825	$10,058,295		$—	$303,046,120

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Core Bond Fund

September 30, 2015 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2015, the value of the Fund’s investment in the Portfolio was $89,736,048 and the Fund owned 30.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 29.3%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.3%
Lorillard Tobacco Co., 7.00%, 8/4/41(1)	$444	$507,856
Reynolds American, Inc., 5.85%, 8/15/45	230	256,911

		$764,767

Automotive — 1.5%
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	$820	$872,234
Ford Motor Co., 7.45%, 7/16/31	765	953,016
General Motors Co., 6.25%, 10/2/43	733	777,549
Magna International, Inc., 4.15%, 10/1/25	868	870,210
ZF North America Capital, Inc., 4.50%, 4/29/22(2)	1,000	948,750

		$4,421,759

Automotive & Auto Parts — 0.3%
Harman International Industries, Inc., 4.15%, 5/15/25	$772	$769,565

		$769,565

Banks — 4.7%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,231,548
Bank of America Corp., 5.65%, 5/1/18	807	880,823
Barclays PLC, 2.75%, 11/8/19	1,080	1,088,236
Branch Banking & Trust Co., 3.625%, 9/16/25	865	866,730
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	869,311
Citigroup, Inc., 3.875%, 10/25/23	59	60,966
Citigroup, Inc., 4.30%, 11/20/26	698	693,059
Citigroup, Inc., 4.50%, 1/14/22	725	785,312
Citigroup, Inc., 6.625%, 6/15/32	172	204,063
Discover Bank, 3.20%, 8/9/21	950	950,818
Fifth Third Bancorp, 4.30%, 1/16/24	599	617,179
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	202,018
Morgan Stanley, 4.35%, 9/8/26	643	648,001
Morgan Stanley, 4.875%, 11/1/22	1,132	1,207,355
PNC Bank NA, 4.20%, 11/1/25	800	841,807
Regions Bank, 2.25%, 9/14/18	800	803,815
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	716,923
Societe Generale SA, 4.25%, 4/14/25(1)(2)	700	665,029
Wells Fargo & Co., 4.10%, 6/3/26	364	367,855

		$13,700,848

Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$775	$774,031

		$774,031

Biotechnology — 0.5%
Amgen, Inc., 2.20%, 5/22/19	$464	$465,812
Amgen, Inc., 5.15%, 11/15/41	212	218,781
Celgene Corp., 3.55%, 8/15/22	841	855,090

		$1,539,683

Building Materials — 0.2%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$509,513

		$509,513

Chemicals — 0.3%
LYB International Finance B.V., 4.00%, 7/15/23	$611	$615,075
Mosaic Co., 4.25%, 11/15/23	389	395,251

		$1,010,326

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.4%
Block Financial, LLC, 4.125%, 10/1/20	$870	$871,763
Hillenbrand, Inc., 5.50%, 7/15/20	400	438,511

		$1,310,274

Computers — 0.3%
Seagate HDD Cayman, 4.75%, 6/1/23	$780	$767,306

		$767,306

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$657	$669,528
Ally Financial, Inc., 3.25%, 9/29/17	975	968,497
American Express Co., 3.625%, 12/5/24	1,162	1,152,366
General Electric Capital Corp., 5.30%, 2/11/21	1,120	1,289,358
General Motors Financial Co., Inc., 6.75%, 6/1/18	133	145,406
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,322,429
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	445	532,079
International Lease Finance Corp., 6.25%, 5/15/19	722	770,735
Janus Capital Group, Inc., 4.875%, 8/1/25	964	990,804
JPMorgan Chase & Co., 3.875%, 9/10/24	642	637,307
JPMorgan Chase & Co., 5.625%, 8/16/43	178	195,850
Navient Corp., 5.00%, 10/26/20	725	609,580
Synchrony Financial, 3.75%, 8/15/21	778	787,022

		$10,070,961

Diversified Manufacturing — 0.2%
Joy Global, Inc., 5.125%, 10/15/21	$502	$480,446

		$480,446

Educational Services — 0.2%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$623,185

		$623,185

Electric Utilities — 2.0%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$836	$868,395
E.CL SA, 4.50%, 1/29/25(1)(2)	500	499,313
Enel Finance International NV, 6.00%, 10/7/39(2)	502	571,776
Entergy Corp., 4.00%, 7/15/22	1,046	1,081,876
Exelon Generation Co., LLC, 5.20%, 10/1/19	613	670,597
Georgia Power Co., 4.30%, 3/15/42	697	644,852
ITC Holdings Corp., 4.05%, 7/1/23	680	712,488
Trans-Allegheny Interstate Line Co., 3.85%, 6/1/25(2)	688	692,763

		$5,742,060

Electrical and Electronic Equipment — 0.7%
Flextronics International, Ltd., 4.75%, 6/15/25(2)	$788	$765,321
Molex Electronic Technologies, LLC, 3.90%, 4/15/25(2)	739	721,868
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(2)	700	703,500

		$2,190,689

Energy — 0.2%
Total Capital International SA, 2.70%, 1/25/23	$733	$714,929

		$714,929

Financial Services — 0.1%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$298	$299,318

		$299,318

Foods — 0.7%
Delhaize Group SA, 5.70%, 10/1/40	$849	$901,420
JBS USA, LLC/JBS USA Finance, Inc., 5.75%, 6/15/25(2)	760	699,200
Kroger Co. (The), 2.95%, 11/1/21	500	501,801

		$2,102,421

Security	Principal Amount (000’s omitted)	Value
Health Services — 1.0%
Dignity Health, 3.812%, 11/1/24	$845	$867,331
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	585	626,681
Tenet Healthcare Corp., 4.75%, 6/1/20	700	710,062
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	735,635

		$2,939,709

Home Construction — 0.4%
MDC Holdings, Inc., 6.00%, 1/15/43	$568	$462,920
Toll Brothers Finance Corp., 4.375%, 4/15/23	655	646,813

		$1,109,733

Household Products — 0.2%
Clorox Co. (The), 3.05%, 9/15/22	$500	$498,369

		$498,369

Insurance — 0.7%
Aflac, Inc., 4.00%, 2/15/22	$289	$308,502
Aflac, Inc., 6.45%, 8/15/40	335	413,825
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	847,803
Principal Financial Group, Inc., 6.05%, 10/15/36	205	239,304
Prudential Financial, Inc., 6.00%, 12/1/17	344	376,418

		$2,185,852

Internet Software & Services — 0.2%
Netflix, Inc., 5.75%, 3/1/24	$685	$702,125

		$702,125

Machinery — 0.3%
CNH Industrial Capital, LLC, 3.875%, 11/1/15	$350	$350,000
Timken Co. (The), 3.875%, 9/1/24	463	445,927

		$795,927

Media — 0.8%
CCO Safari II, LLC, 4.464%, 7/23/22(2)	$1,576	$1,577,797
McGraw Hill Financial, Inc., 3.30%, 8/14/20(2)	820	835,318

		$2,413,115

Mining — 0.7%
Barrick Gold Corp., 3.85%, 4/1/22	$195	$178,429
Barrick International Barbados Corp., 6.35%, 10/15/36(2)	400	357,363
Glencore Canada Corp., 6.20%, 6/15/35	194	153,354
Newcrest Finance Pty Ltd., 4.20%, 10/1/22(2)	555	487,650
Southern Copper Corp., 5.875%, 4/23/45	548	445,601
Teck Resources, Ltd., 5.20%, 3/1/42	612	338,997

		$1,961,394

Miscellaneous Manufacturing — 0.4%
Hexcel Corp., 4.70%, 8/15/25	$808	$825,884
Trinity Industries, Inc., 4.55%, 10/1/24	486	460,096

		$1,285,980

Office Equipment/Supplies — 0.3%
Xerox Corp., 2.75%, 3/15/19	$880	$885,455

		$885,455

Oil and Gas-Equipment and Services — 2.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$695,250
Anadarko Petroleum Corp., 6.95%, 6/15/19	616	695,738
Concho Resources, Inc., 5.50%, 10/1/22	615	588,863
Ecopetrol SA, 5.875%, 5/28/45	605	459,800
Empresa Nacional del Petroleo, 4.375%, 10/30/24(2)	500	487,943
Noble Energy, Inc., 3.90%, 11/15/24	787	733,585
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)(2)	600	213,750

Security	Principal Amount (000’s omitted)	Value
Pioneer Natural Resources Co., 7.50%, 1/15/20	$502	$577,795
Rowan Cos., Inc., 4.75%, 1/15/24(1)	551	404,406
Rowan Cos., Inc., 5.40%, 12/1/42	200	118,934
Rowan Cos., Inc., 5.85%, 1/15/44(1)	272	170,465
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(2)	810	715,837

		$5,862,366

Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.00%, 3/12/20	$422	$423,528
Actavis Funding SCS, 4.55%, 3/15/35	496	457,992

		$881,520

Pipelines — 0.6%
Energy Transfer Partners L.P., 4.90%, 2/1/24	$557	$532,134
Gulfstream Natural Gas, 4.60%, 9/15/25(2)	431	434,788
Plains All America Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	830	835,048

		$1,801,970

Real Estate Investment Trusts (REITs) — 1.1%
CubeSmart L.P., 4.80%, 7/15/22	$690	$751,229
DDR Corp., 4.625%, 7/15/22	597	626,220
Essex Portfolio L.P., 3.25%, 5/1/23	805	787,218
Healthcare Realty Trust, 3.875%, 5/1/25	275	267,831
Kilroy Realty L.P., 4.375%, 10/1/25	844	853,707

		$3,286,205

Retail-Specialty and Apparel — 1.2%
AutoNation, Inc., 5.50%, 2/1/20	$798	$877,800
Dollar Tree, Inc., 5.25%, 3/1/20(2)	715	736,736
Gap, Inc. (The), 5.95%, 4/12/21	947	1,026,388
Home Depot, Inc. (The), 3.35%, 9/15/25	455	464,132
Ross Stores, Inc., 3.375%, 9/15/24	333	331,605

		$3,436,661

Software — 0.8%
Autodesk, Inc., 3.125%, 6/15/20	$776	$787,727
HP Enterprise Co., 4.90%, 10/15/25(2)(3)	635	633,254
HP Enterprise Co., 6.35%, 10/15/45(2)(3)	345	344,765
Oracle Corp., 4.50%, 7/8/44	688	697,429

		$2,463,175

Technology — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(1)(2)	$500	$205,625
KLA-Tencor Corp., 4.65%, 11/1/24	401	401,603

		$607,228

Telecommunications — 1.2%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,019,215
Axtel SAB de CV, 9.00%, 1/31/20(2)	666	606,060
CommScope, Inc., 4.375%, 6/15/20(2)	685	681,575
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	705	663,581
Verizon Communications, Inc., 6.55%, 9/15/43	344	408,645

		$3,379,076

Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24	$800	$830,270

		$830,270

Utilities — 0.3%
American Water Capital Corp., 4.30%, 9/1/45	$842	$851,328

		$851,328

Total Corporate Bonds & Notes (identified cost $87,441,901)		$85,969,539

Agency Mortgage-Backed Securities — 21.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$826	$863,640
Gold Pool #C09031, 2.50%, 2/1/43	671	657,046
Gold Pool #C09032, 3.50%, 2/1/43	930	970,821
Gold Pool #G08596, 4.50%, 7/1/44	1,447	1,569,187
Gold Pool #G18176, 5.00%, 4/1/22	110	118,115
Gold Pool #G18472, 2.50%, 7/1/28	216	222,234
Gold Pool #G18514, 3.00%, 6/1/29	82	85,318
Pool #A97620, 4.50%, 3/1/41	721	783,771
Pool #C03490, 4.50%, 8/1/40	1,261	1,369,981
Pool #C03517, 4.50%, 9/1/40	635	690,121
Pool #C09013, 3.00%, 9/1/42	933	946,758
Pool #E03124, 3.00%, 4/1/27	1,335	1,395,241
Pool #G04913, 5.00%, 3/1/38	1,481	1,633,419
Pool #G05958, 5.00%, 8/1/40	346	381,019
Pool #G06091, 5.50%, 5/1/40	293	325,658
Pool #G07527, 3.00%, 10/1/43	505	512,770
Pool #G07589, 5.50%, 6/1/41	1,471	1,631,938
Pool #G08348, 5.00%, 6/1/39	281	309,603
Pool #G18309, 4.50%, 5/1/24	229	243,581
Pool #G18441, 2.50%, 8/1/27	319	327,165
Pool #G18544, 2.50%, 3/1/30	871	889,317
Pool #G18566, 3.50%, 8/1/30	1,564	1,654,033
Pool #Q00285, 4.50%, 4/1/41	922	1,001,876
Pool #Q34764, 3.50%, 7/1/45	1,696	1,767,374

		$20,349,986

Federal National Mortgage Association:
30-Year, 3.50%, TBA(4)	$11,000	$11,479,532
30-Year, 4.00%, TBA(4)	9,000	9,601,875
Pool #735415, 6.50%, 12/1/32	409	479,867
Pool #889982, 5.50%, 11/1/38	121	135,372
Pool #890397, 3.50%, 12/1/26	94	99,793
Pool #890427, 3.50%, 4/1/42	1,732	1,813,745
Pool #929009, 6.00%, 1/1/38	374	426,917
Pool #995203, 5.00%, 7/1/35	41	45,918
Pool #AB1776, 3.50%, 11/1/25	762	807,225
Pool #AB4827, 3.50%, 4/1/42	505	527,916
Pool #AC8540, 4.50%, 12/1/24	181	193,420
Pool #AE0481, 5.00%, 9/1/40	620	684,344
Pool #AE0949, 4.00%, 2/1/41	521	557,542
Pool #AE0971, 4.00%, 5/1/25	276	293,842
Pool #AE7535, 4.00%, 10/1/40	458	490,511
Pool #AE7758, 3.50%, 11/1/25	292	309,386
Pool #AE9757, 4.00%, 12/1/40	100	107,240
Pool #AH0944, 4.00%, 12/1/40	1,187	1,273,065
Pool #AH1559, 4.00%, 12/1/40	198	212,087
Pool #AH3804, 4.00%, 2/1/41	941	1,007,978
Pool #AH6827, 4.00%, 3/1/26	494	526,882
Pool #AH9055, 4.50%, 4/1/41	730	794,147
Pool #AK3264, 3.00%, 2/1/27	348	364,395
Pool #AK6759, 3.50%, 3/1/42	1,602	1,676,640
Pool #AL2551, 3.50%, 10/1/42	388	407,350
Pool #AL3865, 3.50%, 7/1/43	99	103,490
Pool #AS4421, 4.00%, 2/1/45	1,196	1,283,109

Security	Principal Amount (000’s omitted)	Value
Pool #MA1003, 3.50%, 3/1/42	$946	$989,376
Pool #MA1060, 2.50%, 5/1/27	1,114	1,145,259
Pool #MA1438, 2.50%, 5/1/28	1,136	1,166,295
Pool #MA2357, 3.50%, 8/1/45	1,256	1,296,850
Pool #MA2389, 3.50%, 9/1/35	1,051	1,106,938

		$41,408,306

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$26	$26,549
Pool #MA2524, 5.00%, 1/20/45	1,755	1,916,765

		$1,943,314

Total Agency Mortgage-Backed Securities (identified cost $62,987,154)		$63,701,606

Collateralized Mortgage Obligations — 0.3%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, Series 2005-58, Class MA, 5.50%, 7/25/35	$714	$800,070

Total Collateralized Mortgage Obligations (identified cost $792,869)		$800,070

Commercial Mortgage-Backed Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(2)	$49	$49,648
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(2)	880	885,167
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(5)	755	767,792
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM, 5.448%, 9/10/47	130	133,614
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4, 5.201%, 12/11/38	387	399,728
CD Commercial Mortgage Trust, Series 2006-CD2, Class A4, 5.488%, 1/15/46(5)	940	940,975
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	425	436,191
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	403,413
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(2)	1,000	757,224
Commercial Mortgage Trust, Series 2006-C8, Class A4, 5.306%, 12/10/46	478	492,848
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	175,772
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.338%, 10/10/46(2)(5)	500	537,423
Commercial Mortgage Trust, Series 2014-CR20, Class D, 3.222%, 11/10/47(2)	700	547,025
Commercial Mortgage Trust, Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	576,330
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/47(2)	325	268,927
Commercial Mortgage Trust, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	692,229
Commercial Mortgage Trust, Series 2015-LC19, Class C, 4.406%, 2/10/48(5)	700	686,422
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.467%, 9/15/39	358	365,829
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(2)	332	333,529
Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/5/31(2)(5)	750	759,751
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(2)	300	302,469

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.713%, 9/15/47(2)(5)	$500	$441,334
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.109%, 9/15/47(2)(5)	250	216,113
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	306	312,674
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4, 6.10%, 4/15/45(5)	160	162,255
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	362	367,825
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	850	930,779
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	222,366
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.172%, 12/12/49	249	255,960
Motel 6 Trust, Series 2015-MTL6, Class D, 4.532%, 2/5/30(2)	1,000	995,566
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	449	462,946
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.114%, 6/11/49(5)	783	829,524
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.727%, 5/10/45(2)(5)	850	888,700
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	476	490,237
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class C, 5.799%, 11/15/43(2)(5)	500	548,922
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.538%, 9/15/58(5)	900	887,625
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class C, 4.62%, 12/15/47(5)	1,500	1,467,344
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	81,342

Total Commercial Mortgage-Backed Securities (identified cost $20,076,394)		$20,073,818

Asset-Backed Securities — 13.4%

Security	Principal Amount (000’s omitted)	Value
Automotive — 8.0%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 1/8/19	$353	$353,588
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A2A, 1.07%, 1/8/19	3,000	2,997,824
Avis Budget Rental Car Funding LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(2)	450	466,938
Avis Budget Rental Car Funding LLC, Series 2014-1A, Class A, 2.46%, 7/20/20(2)	920	934,399
Avis Budget Rental Car Funding LLC, Series 2014-1A, Class B, 2.96%, 7/20/20(2)	365	370,529
BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.53%, 4/25/17	525	524,307
California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.23%, 3/15/19	301	301,591
CarMax Auto Owner Trust, Series 2013-1, Class A3, 0.60%, 10/16/17	86	85,626
CarMax Auto Owner Trust, Series 2015-3, Class A2A, 1.10%, 11/15/18	2,725	2,727,556
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38%, 9/20/19(2)	500	500,438
Fifth Third Auto Trust, Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,774
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 1.59%, 12/16/19(2)	1,967	1,970,503
Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(2)	475	479,416
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class B, 1.40%, 2/15/19	740	741,989
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A2, 0.73%, 2/20/17(2)	1,096	1,095,181
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 1.97%, 5/15/20(2)	775	778,608
Honda Auto Receivables Owner Trust, Series 2014-2, Class A4, 1.18%, 5/18/20	570	571,273
Hyundai Auto Receivables Trust, Series 2015-C, Class A2A, 0.99%, 11/15/18	1,500	1,501,357
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3, 0.62%, 7/15/16	212	212,139
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.82%, 6/15/18	2,000	1,999,981
Nissan Auto Lease Trust, Series 2014-B, Class A2A, 0.73%, 4/17/17	808	808,360
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	885	886,358

Security	Principal Amount (000’s omitted)	Value
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2A, 0.67%, 1/16/18	$794	$793,465
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97%, 11/15/19	1,000	1,007,435
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A2, 0.51%, 2/15/17	606	605,995
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 1.40%, 7/22/19(2)	455	453,489

		$23,534,119

Computers — 0.4%
Dell Equipment Finance Trust, Series 2015-1, Class C, 2.42%, 3/23/20(2)	$1,225	$1,225,456

		$1,225,456

Machinery — 0.4%
CNH Equipment Trust, Series 2014-C, Class A2, 0.63%, 12/15/17	$1,113	$1,112,928

		$1,112,928

Other — 3.1%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	$2,000	$2,000,015
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	826	832,696
GE Equipment Midticket LLC, Series 2014-1, Class A2, 0.64%, 4/24/17	973	972,467
GE Equipment Transportation LLC, Series 2014-1, Class A4, 1.48%, 8/23/22	375	375,027
Leaf II Receivables Funding LLC, Series 2015-1, Class A4, 2.03%, 8/17/20(2)	555	557,661
MVW Owner Trust, Series 2015-1A, Class A, 2.52%, 12/20/32(2)	1,171	1,180,840
Sierra Receivables Funding Co., LLC, Series 2014-1A, Class B, 2.42%, 3/20/30(2)	191	191,689
Sierra Receivables Funding Co., LLC, Series 2015-1A, Class B, 3.05%, 3/22/32(2)	628	633,031
SpringCastle Funding Trust, Series 2014-AA, Class A, 2.70%, 5/25/23(2)	669	670,126
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.74%, 9/15/21	700	701,468
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45(2)	1,050	1,057,809

		$9,172,829

Single Family Home Rental — 1.5%
American Homes 4 Rent, Series 2014-SFR1, Class C, 2.00%, 6/17/31(2)(6)	$1,000	$986,815
American Residential Properties Trust, Series 2014-SFR1, Class C, 2.557%, 9/17/31(2)(6)	850	844,692
Colony American Homes, Series 2014-1A, Class C, 2.10%, 5/17/31(2)(6)	915	897,002
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 3/9/47(2)	693	694,885
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(2)(6)	350	343,408
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.807%, 6/17/31(2)(6)	500	498,183

		$4,264,985

Total Asset-Backed Securities (identified cost $39,251,414)		$39,310,317

Foreign Government and Agency Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.2%
Government of Bermuda, 4.854%, 2/6/24(2)	$510	$535,500

		$535,500

Mexico — 0.4%
Government of Mexico, 3.60%, 1/30/25	$500	$492,500
Government of Mexico, 4.00%, 10/2/23	790	806,590

		$1,299,090

Sweden — 0.2%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(2)(7)	$600	$602,340

		$602,340

Total Foreign Government and Agency Securities (identified cost $2,418,597)		$2,436,930

U.S. Treasury Obligations — 32.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$8,590	$9,884,539
U.S. Treasury Bond, 3.875%, 8/15/40	419	499,494
U.S. Treasury Bond, 4.50%, 2/15/36	5,040	6,612,243
U.S. Treasury Bond, 5.375%, 2/15/31	1,380	1,916,618
U.S. Treasury Bond, 6.875%, 8/15/25	2,070	2,974,708
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	13,867	14,567,462
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	7,578	8,733,769
U.S. Treasury Note, 2.00%, 4/30/16	14,880	15,034,514
U.S. Treasury Note, 3.50%, 2/15/18	26,900	28,629,401
U.S. Treasury Note, 4.625%, 2/15/17	4,695	4,961,080

Total U.S. Treasury Obligations (identified cost $93,281,046)		$93,813,828

Preferred Securities — 0.3%

Security	Shares	Value
Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.861%(2)(6)	1.30	$224,849

		$224,849

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(7)(9)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,024,974

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.30%	Bank of America, N.A.	2/8/16	$5,000	$54,858
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.33%	Wells Fargo Bank, N.A.	1/11/16	8,900	67,058
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	5/12/16	10,200	100,264
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.85%	Wells Fargo Bank, N.A.	5/12/16	3,000	103,783

Total Interest Rate Swaptions Purchased (identified cost $956,542)				$325,963

Short-Term Investments — 3.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11%(10)(11)			$1,641	$1,640,800
Eaton Vance Cash Reserves Fund, LLC, 0.23%(11)			8,023	8,022,648

Total Short-Term Investments (identified cost $9,663,448)				$9,663,448

Value
Total Investments — 108.0% (identified cost $319,147,978)	$317,120,493

Other Assets, Less Liabilities — (8.0)%	$(23,584,587)

Net Assets — 100.0%	$293,535,906

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2015.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $42,938,656 or 14.6% of the Portfolio’s net assets.

(3)	When-issued security.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2015.

(6)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2015, the Portfolio loaned securities having a market value of $1,605,045 and received $1,640,800 of cash collateral for the loans.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $1,808 and $7,792, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$320,600,618

Gross unrealized appreciation	$2,350,327
Gross unrealized depreciation	(5,830,452)

Net unrealized depreciation	$(3,480,125)

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $325,963.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$85,969,539	$—	$85,969,539
Agency Mortgage-Backed Securities	—	63,701,606	—	63,701,606
Collateralized Mortgage Obligations	—	800,070	—	800,070
Commercial Mortgage-Backed Securities	—	20,073,818	—	20,073,818
Asset-Backed Securities	—	39,310,317	—	39,310,317
Foreign Government and Agency Securities	—	2,436,930	—	2,436,930
U.S. Treasury Obligations	—	93,813,828	—	93,813,828
Preferred Securities	—	1,024,974	—	1,024,974
Interest Rate Swaptions Purchased	—	325,963	—	325,963
Short-Term Investments	—	9,663,448	—	9,663,448
Total Investments	$—	$317,120,493	$—	$317,120,493

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Commodity Strategy Fund

September 30, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 8.7%

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.2%
Rent-A-Center, Inc., 4.75%, 5/1/21	$225	$192,375

		$192,375

Diversified Financial Services — 7.4%
Armor Re, Ltd., 4.10%, 12/15/16(1)(2)(3)	$3,200	$3,235,920
Golden State Re, Ltd., 2.22%, 7/8/19(1)(2)(3)	3,500	3,493,175

		$6,729,095

Telecommunications — 1.0%
Frontier Communications Corp., 8.50%, 4/15/20	$5	$4,875
HC2 Holdings, Inc., 11.00%, 12/1/19(1)	750	720,000
NeuStar, Inc., 4.50%, 1/15/23	225	191,812

		$916,687

Trucking & Leasing — 0.1%
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(1)	$25	$25,438

		$25,438

Total Corporate Bonds (identified cost $7,925,218)		$7,863,595

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Luxembourg — 0.0%(4)
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	$25	$19,625

Total Luxembourg		$19,625

Netherlands — 0.2%
Comfeed Finance BV, 6.00%, 5/2/18(1)	$250	$170,000

Total Netherlands		$170,000

Peru — 0.7%
Camposol SA, 9.875%, 2/2/17(5)	$700	$631,820

Total Peru		$631,820

Total Foreign Corporate Bonds (identified cost $973,478)		$821,445

U.S. Treasury Obligations — 82.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(6)	$23,786	$23,561,381

		$23,561,381

1

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.25%, 10/15/15(7)	$1,000	$1,000,059
0.25%, 11/30/15(7)	13,000	13,004,576
0.25%, 12/31/15(7)	1,000	1,000,495
0.25%, 2/29/16(7)	17,000	17,008,806
0.25%, 4/15/16(7)	7,500	7,503,225
0.25%, 5/15/16(7)	7,500	7,501,417
1.375%, 7/31/18	4,000	4,054,844

		$51,073,422

Total U.S. Treasury Obligations (identified cost $75,183,747)		$74,634,803

Common Stocks — 3.9%

Security	Shares	Value
Aerospace & Defense — 0.0%(4)
United Technologies Corp.	315	$28,032

		$28,032

Airlines — 0.5%
American Airlines Group, Inc.	3,772	$146,467
Delta Air Lines, Inc.	3,484	156,327
United Continental Holdings, Inc.(8)	2,718	144,190

		$446,984

Automobiles — 0.4%
General Motors Co.	12,890	$386,958

		$386,958

Banks — 0.1%
SunTrust Banks, Inc.	735	$28,106

		$28,106

Capital Markets — 0.2%
Affiliated Managers Group, Inc.(8)	165	$28,213
Ameriprise Financial, Inc.	260	28,374
Bank of New York Mellon Corp. (The)	720	28,188
Goldman Sachs Group, Inc. (The)	160	27,802
Morgan Stanley	885	27,877

		$140,454

Chemicals — 0.1%
Monsanto Co.	330	$28,162
Mosaic Co. (The)	900	27,999

		$56,161

Communications Equipment — 0.2%
Novatel Wireless, Inc.(8)	92,951	$205,422

		$205,422

Construction & Engineering — 0.8%
HC2 Holdings, Inc.(8)	97,890	$686,209

		$686,209

Consumer Finance — 0.0%(4)
Capital One Financial Corp.	385	$27,920

		$27,920

2

Security	Shares	Value
Electrical Equipment — 0.0%(4)
Eaton Corp. PLC	545	$27,959

		$27,959

Food Products — 0.0%(4)
Archer-Daniels-Midland Co.	675	$27,979

		$27,979

Health Care Equipment & Supplies — 0.0%(4)
Baxter International, Inc.	850	$27,923

		$27,923

Health Care Providers & Services — 0.1%
Cardinal Health, Inc.	365	$28,039
Cigna Corp.	210	28,354
HCA Holdings, Inc.(8)	365	28,237
Universal Health Services, Inc., Class B	225	28,082

		$112,712

Independent Power and Renewable Electricity Producers — 0.0%(4)
AES Corp. (The)	2,855	$27,950

		$27,950

Insurance — 0.3%
Assurant, Inc.	2,112	$166,869
Genworth Financial, Inc., Class A(8)	16,629	76,826

		$243,695

Internet Software & Services — 0.2%
Yahoo! Inc.(8)	5,029	$145,388

		$145,388

Machinery — 0.1%
Dover Corp.	495	$28,304
PACCAR, Inc.	540	28,172

		$56,476

Multiline Retail — 0.0%(4)
Macy’s, Inc.	545	$27,969

		$27,969

Personal Products — 0.8%
Revlon, Inc., Class A(8)	23,953	$705,416

		$705,416

Real Estate Investment Trusts (REITs) — 0.1%
Host Hotels & Resorts, Inc.	1,775	$28,063
Weyerhaeuser Co.	1,025	28,023

		$56,086

Semiconductors & Semiconductor Equipment — 0.0%(4)
Micron Technology, Inc.(8)	1,860	$27,863

		$27,863

Textiles, Apparel & Luxury Goods — 0.0%(4)
Fossil Group, Inc.(8)	500	$27,940

		$27,940

Total Common Stocks (identified cost $3,355,566)		$3,521,602

3

Short-Term Investments — 7.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(9)	$7,027	$7,026,715

Total Short-Term Investments (identified cost $7,026,715)		$7,026,715

Total Investments — 103.5% (identified cost $94,464,724)		$93,868,160

Other Assets, Less Liabilities — (3.5)%		$(3,189,914)

Net Assets — 100.0%		$90,678,246

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $7,644,533 or 8.4% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(3)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Amount is less than 0.05%.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the aggregate value of these securities is $631,820 or 0.7% of the Fund’s net assets.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Non-income producing security.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $29,860.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2015 were $20,732,887 or 22.9% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at September 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/8/15	United States Dollar 301,275	Euro 270,000	Bank of America, N.A.	$449	$—	$449
10/9/15	Australian Dollar 150,000	United States Dollar 103,492	Bank of America, N.A.	—	(1,751)	(1,751)

4

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/9/15	British Pound Sterling 150,000	United States Dollar 227,737	Bank of America, N.A.	$833	$—	$833
10/9/15	United States Dollar 106,311	Australian Dollar 150,000	Bank of America, N.A.	—	(1,068)	(1,068)
10/9/15	United States Dollar 230,608	British Pound Sterling 150,000	Bank of America, N.A.	—	(3,704)	(3,704)
10/13/15	New Zealand Dollar 200,000	United States Dollar 125,241	JPMorgan Chase Bank, N.A.	—	(2,517)	(2,517)
10/13/15	Singapore Dollar 400,000	United States Dollar 279,456	JPMorgan Chase Bank, N.A.	—	(1,532)	(1,532)
10/13/15	United States Dollar 125,764	New Zealand Dollar 200,000	JPMorgan Chase Bank, N.A.	1,994	—	1,994
10/13/15	United States Dollar 282,838	Singapore Dollar 400,000	JPMorgan Chase Bank, N.A.	—	(1,850)	(1,850)
12/16/15	Euro 4,500,000	United States Dollar 5,099,175	JPMorgan Chase Bank, N.A.	64,478	—	64,478
12/16/15	Japanese Yen 220,000,000	United States Dollar 1,834,189	JPMorgan Chase Bank, N.A.	—	(1,993)	(1,993)
12/16/15	Mexican Peso 14,000,000	United States Dollar 827,947	JPMorgan Chase Bank, N.A.	4,691	—	4,691
12/16/15	United States Dollar 839,344	Mexican Peso 14,000,000	JPMorgan Chase Bank, N.A.	—	(16,088)	(16,088)
12/17/15	South African Rand 11,000,000	United States Dollar 800,441	JPMorgan Chase Bank, N.A.	17,181	—	17,181
12/17/15	United States Dollar 815,685	South African Rand 11,000,000	JPMorgan Chase Bank, N.A.	—	(32,424)	(32,424)

				$89,626	$(62,927)	$26,699

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
12/15	7 Gold	Short	$(766,150)	$(780,640)	$(14,490)
12/15	8 High Grade Copper	Short	(462,900)	(468,200)	(5,300)
5/16	15 WTI Crude Oil	Long	940,072	731,100	(208,972)
Equity Futures
12/15	10 CBOE Volatility Index	Long	220,500	217,750	(2,750)
12/15	39 E-mini S&P 500 Index	Short	(3,770,123)	(3,721,965)	48,158
Interest Rate Futures
9/16	19 3-Month Canadian Bankers’ Acceptance	Long	3,535,182	3,532,334	(2,848)
9/16	13 3-Month Euribor	Long	3,631,367	3,633,728	2,361
9/16	14 3-Month Euro Swiss Franc	Long	3,618,459	3,620,665	2,206
9/16	19 90-Day Sterling	Long	3,557,211	3,563,319	6,108
9/16	20 ASX 90-day Bank Accepted Bill	Long	13,972,543	13,974,258	1,715
9/16	15 CME 90-Day Eurodollar	Long	3,713,625	3,720,375	6,750
12/15	6 Australia 10-Year Bond	Short	(539,140)	(545,009)	(5,869)
12/15	6 Euro-BTP	Long	899,260	913,742	14,482
12/15	4 Euro-Bund	Short	(690,989)	(698,107)	(7,118)
12/15	1 Japan 10-Year Bond	Short	(1,230,192)	(1,235,027)	(4,835)
12/15	2 Mini Japan 10-Year Bond	Long	246,589	247,072	483
12/15	3 U.K. Long Gilt	Long	540,506	540,324	(182)
12/15	18 U.S. 10-Year Treasury Note	Long	2,294,781	2,317,219	22,438
12/15	32 U.S. Long Treasury Bond	Short	(4,966,062)	(5,035,000)	(68,938)

					$(216,601)

5

•	Australia 10-Year Bond: Australian Commonwealth Government Treasury Bonds having a term to maturity of 10 years.

•	CBOE Volatility Index: Measures the market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

•	Euribor: Euro Interbank Offer Rate

•	Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

•	U.K. Long Gilt: U.K. Gilts with a remaining term to maturity of 8 years and 9 months to 13 years.

•	ASX: Australian Stock Exchange

•	CME: Chicago Mercantile Exchange

•	WTI: West Texas Intermediate

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
France	Citibank, N.A.	$4,000	0.25	%(1)	9/20/16	$(8,202)	$(36,205)	$(44,407)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	(7,917)	(17,154)	(25,071)
Markit CDX North America High Yield Index	Credit Suisse International	2,400	5.00	(1)	6/20/18	(142,377)	50,518	(91,859)
Markit CDX North America High Yield Index	JPMorgan Chase Bank, N.A.	2,880	5.00	(1)	6/20/18	(170,853)	98,820	(72,033)

Total						$(329,349)	$95,979	$(233,370)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$2,900,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	2/2/16	$(42,739)
Barclays Bank PLC	2,600,000	Receives	Excess Return on Barclays TrendSTAR+ Index	Pays	0.65	1/7/16	57,987
Barclays Bank PLC	20,800,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.13	12/28/15	(158,588)
Citibank, N.A.	19,500,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	12/29/15	108,510
Credit Suisse International	26,800,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	12/28/15	(204,379)
Credit Suisse International	2,400,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50	12/28/15	9,255
Credit Suisse International	2,200,000	Receives	Excess Return on Credit Suisse Custom 12 Alpha Index(1)	Pays	0.68	12/28/15	2,525

6

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - Gasoil Index	Receives	0.00%	10/6/15	$15,527
Credit Suisse International	300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - Milling Wheat Index	Receives	0.00	10/6/15	(14,527)
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - RBOB Gasoline Index	Pays	0.10	10/6/15	(7,622)
Credit Suisse International	300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - SoybeanOil Index	Receives	0.00	10/6/15	(6,846)
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - Soymeal Index	Pays	0.12	10/6/15	2,126
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - SRW Wheat Index	Pays	0.30	10/6/15	28,794
Credit Suisse International	300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - Sugar #11 Index	Receives	0.00	10/6/15	(17,353)
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - White Sugar Index	Pays	0.25	10/6/15	15,286
Merrill Lynch International	1,300,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW3C0 Index	Pays	0.80	12/29/15	2,893
Merrill Lynch International	5,600,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW3CD Index	Pays	1.00	12/29/15	1,598
Merrill Lynch International	24,100,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.13	12/29/15	134,127

							$(73,426)

(1)	Custom equal-weighted long/short strategy index. The long index has the same structure as the Bloomberg Commodity Index, but with a different roll schedule. The short index is the Bloomberg Commodity Index.

At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

7

Credit Risk: The Fund enters into credit default swap contracts and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into futures contracts and total return swap contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and foreign currency futures contracts to enhance return and to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts, options on individual stocks and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(228,762)
Commodity	Total Return Swaps	320,641	(409,315)

		$320,641	$(638,077)

Credit	Credit Default Swaps	$—	$(329,349)
Credit	Total Return Swaps	—	(42,739)

		$—	$(372,088)

Equity Price	Futures Contracts*	$48,158	$(2,750)

		$48,158	$(2,750)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$89,626	$(62,927)

		$89,626	$(62,927)

Interest Rate	Futures Contracts*	$56,543	$(89,790)
Interest Rate	Total Return Swaps	57,987	—

		$114,530	$(89,790)

Total		$572,955	$(1,165,632)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$301,344,611

Gross unrealized appreciation	$524,460
Gross unrealized depreciation	(210,126,450)

Net unrealized depreciation	$(209,601,990)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

8

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$7,863,595	$—	$7,863,595
Foreign Corporate Bonds	—	821,445	—	821,445
U.S. Treasury Obligations	—	74,634,803	—	74,634,803
Common Stocks	3,521,602	—	—	3,521,602
Short-Term Investments	—	7,026,715	—	7,026,715
Total Investments	$3,521,602	$90,346,558	$—	$93,868,160
Forward Foreign Currency Exchange Contracts	$—	$89,626	$—	$89,626
Futures Contracts	104,701	—	—	104,701
Swap Contracts	—	378,628	—	378,628
Total	$3,626,303	$90,814,812	$—	$94,441,115

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(62,927)	$—	$(62,927)
Futures Contracts	(321,302)	—	—	(321,302)
Swap Contracts	—	(781,403)	—	(781,403)
Total	$(321,302)	$(844,330)	$—	$(1,165,632)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective as of the close of business on November 5, 2015, Eaton Vance Management (EVM), the Fund’s investment adviser, assumed direct responsibility for the Fund’s day-to-day portfolio management and Armored Wolf, LLC ceased to serve as the Fund’s sub-adviser.

9

Eaton Vance

Dividend Builder Fund

September 30, 2015 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2015, the value of the Fund’s investment in the Portfolio was $955,091,224 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	205,000	$18,242,950

		$18,242,950

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	40,000	$3,947,600

		$3,947,600

Automobiles — 0.6%
Harley-Davidson, Inc.	100,000	$5,490,000

		$5,490,000

Banks — 6.3%
JPMorgan Chase & Co.	327,900	$19,992,063
PacWest Bancorp	439,600	18,819,276
Regions Financial Corp.	795,000	7,162,950
Wells Fargo & Co.	271,000	13,915,850

		$59,890,139

Biotechnology — 5.1%
AbbVie, Inc.	254,000	$13,820,140
AMAG Pharmaceuticals, Inc.(1)(2)	109,000	4,330,570
Celgene Corp.(1)	47,000	5,083,990
Gilead Sciences, Inc.	194,500	19,097,955
Incyte Corp.(1)	33,000	3,640,890
Vertex Pharmaceuticals, Inc.(1)	27,000	2,811,780

		$48,785,325

Capital Markets — 1.6%
Credit Suisse Group AG	412,000	$9,903,176
Invesco, Ltd.	172,000	5,371,560

		$15,274,736

Communications Equipment — 1.3%
Cisco Systems, Inc.	294,000	$7,717,500
QUALCOMM, Inc.	92,200	4,953,906

		$12,671,406

Diversified Telecommunication Services — 4.7%
AT&T, Inc.	500,000	$16,290,000
Verizon Communications, Inc.	652,680	28,398,107

		$44,688,107

Electric Utilities — 2.1%
Duke Energy Corp.	68,000	$4,891,920
NextEra Energy, Inc.	152,000	14,827,600

		$19,719,520

Electrical Equipment — 1.7%
Eaton Corp. PLC	320,000	$16,416,000

		$16,416,000

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	131,000	$9,035,070

		$9,035,070

1

Security	Shares	Value
Food & Staples Retailing — 2.1%
Sprouts Farmers Market, Inc.(1)(2)	215,000	$4,536,500
Wal-Mart Stores, Inc.	238,000	15,431,920

		$19,968,420

Food Products — 3.3%
General Mills, Inc.(2)	349,000	$19,589,370
Pinnacle Foods, Inc.	288,400	12,078,192

		$31,667,562

Health Care Equipment & Supplies — 1.5%
Hill-Rom Holdings, Inc.	190,000	$9,878,100
Teleflex, Inc.(2)	38,000	4,719,980

		$14,598,080

Health Care Providers & Services — 1.6%
Humana, Inc.	64,000	$11,456,000
McKesson Corp.	23,000	4,255,690

		$15,711,690

Hotels, Restaurants & Leisure — 2.1%
ClubCorp Holdings, Inc.	220,000	$4,721,200
McDonald’s Corp.	154,200	15,193,326

		$19,914,526

Household Products — 1.2%
Procter & Gamble Co. (The)	155,000	$11,150,700

		$11,150,700

Industrial Conglomerates — 3.5%
General Electric Co.	1,342,000	$33,845,240

		$33,845,240

Insurance — 4.8%
ACE, Ltd.	211,800	$21,900,120
Aflac, Inc.	325,000	18,892,250
First American Financial Corp.	125,000	4,883,750

		$45,676,120

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	22,000	$11,261,580
Netflix, Inc.(1)	24,000	2,478,240

		$13,739,820

Internet Software & Services — 2.2%
Facebook, Inc., Class A(1)	119,000	$10,698,100
Google, Inc., Class C(1)	16,344	9,944,017

		$20,642,117

IT Services — 0.8%
International Business Machines Corp.	51,500	$7,465,955

		$7,465,955

Leisure Products — 0.5%
Polaris Industries, Inc.(2)	37,000	$4,435,190

		$4,435,190

Media — 1.8%
CBS Corp., Class B	138,000	$5,506,200
Comcast Corp., Class A	120,000	6,825,600
Viacom, Inc., Class B	102,009	4,401,688

		$16,733,488

Metals & Mining — 2.0%
Compass Minerals International, Inc.	238,000	$18,652,060

		$18,652,060

2

Security	Shares	Value
Multi-Utilities — 2.4%
PG&E Corp.	435,300	$22,983,840

		$22,983,840

Multiline Retail — 1.3%
Target Corp.	163,300	$12,845,178

		$12,845,178

Oil, Gas & Consumable Fuels — 6.1%
Exxon Mobil Corp.	317,800	$23,628,430
Kinder Morgan, Inc.	101,000	2,795,680
Occidental Petroleum Corp.	235,200	15,558,480
Phillips 66	217,100	16,681,964

		$58,664,554

Paper & Forest Products — 1.6%
International Paper Co.	407,000	$15,380,530

		$15,380,530

Pharmaceuticals — 6.6%
Merck & Co., Inc.	521,000	$25,732,190
Pfizer, Inc.	347,000	10,899,270
Roche Holding AG PC	39,000	10,353,391
Teva Pharmaceutical Industries, Ltd. ADR	288,100	16,266,126

		$63,250,977

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	56,572	$9,889,917
National Retail Properties, Inc.	397,000	14,399,190
Post Properties, Inc.	165,000	9,617,850

		$33,906,957

Road & Rail — 0.9%
Union Pacific Corp.	99,000	$8,752,590

		$8,752,590

Semiconductors & Semiconductor Equipment — 4.2%
Cypress Semiconductor Corp.(1)(2)	733,300	$6,247,716
Intel Corp.	933,300	28,129,662
Texas Instruments, Inc.	124,000	6,140,480

		$40,517,858

Software — 5.4%
Mentor Graphics Corp.	295,000	$7,265,850
Microsoft Corp.	754,000	33,372,040
Oracle Corp.	155,000	5,598,600
Tableau Software, Inc., Class A(1)	70,000	5,584,600

		$51,821,090

Specialty Retail — 2.9%
Home Depot, Inc. (The)	145,200	$16,769,148
L Brands, Inc.	69,000	6,218,970
Restoration Hardware Holdings, Inc.(1)(2)	53,000	4,945,430

		$27,933,548

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	326,800	$36,046,040
Hewlett-Packard Co.	800,000	20,488,000

		$56,534,040

Tobacco — 3.1%
Altria Group, Inc.	304,300	$16,553,920
Reynolds American, Inc.	292,000	12,926,840

		$29,480,760

Total Common Stocks (identified cost $949,718,152)		$950,433,743

3

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$72.50	1/15/16	$49,410
Tableau Software, Inc.	500	120.00	1/15/16	35,000

Total Call Options Purchased (identified cost $429,568)				$84,410

Short-Term Investments — 2.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11%(4)(5)			$20,590	$20,589,902
Eaton Vance Cash Reserves Fund, LLC, 0.23%(5)			1,706	1,705,890

Total Short-Term Investments (identified cost $22,295,792)				$22,295,792

Total Investments — 101.8% (identified cost $972,443,512)				$972,813,945

Put Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$57.50	1/15/16	$(269,325)
Google, Inc.	163	595.00	10/16/15	(233,090)
Tableau Software, Inc.	500	85.00	1/15/16	(592,500)

Total Put Options Written (premiums received $848,400)				$(1,094,915)

Other Assets, Less Liabilities — (1.7)%				$(16,627,701)

Net Assets — 100.0%				$955,091,329

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2015.

(3)	Amount is less than 0.05%.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2015, the Portfolio loaned securities having a market value of $20,412,891 and received $20,589,902 of cash collateral for the loans.

4

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 were $13,944 and $2,978, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$972,512,888

Gross unrealized appreciation	$69,908,389
Gross unrealized depreciation	(69,607,332)

Net unrealized appreciation	$301,057

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	50,652	3,629,274
Options terminated in closing purchase transactions	(9,993)	(678,910)
Options exercised	(2,978)	(149,075)
Options expired	(36,208)	(1,952,889)

Outstanding, end of period	1,473	$848,400

At September 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2015 the Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $84,410 and $1,094,915, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$101,091,750	$—		$—	$101,091,750
Consumer Staples	92,267,442	—		—	92,267,442
Energy	67,699,624	—		—	67,699,624
Financials	144,844,776	9,903,176		—	154,747,952
Health Care	131,992,681	10,353,391		—	142,346,072
Industrials	81,204,380	—		—	81,204,380
Information Technology	189,652,466	—		—	189,652,466
Materials	34,032,590	—		—	34,032,590
Telecommunication Services	44,688,107	—		—	44,688,107
Utilities	42,703,360	—		—	42,703,360
Total Common Stocks	$930,177,176	$20,256,567	*	$—	$950,433,743
Call Options Purchased	$84,410	$—		$—	$84,410
Short-Term Investments	—	22,295,792		—	22,295,792
Total Investments	$930,261,586	$42,552,359		$—	$972,813,945

Liability Description
Put Options Written	$(1,094,915)	$—		$—	$(1,094,915)
Total	$(1,094,915)	$—		$—	$(1,094,915)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

September 30, 2015 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2015, the value of the Fund’s investment in the Portfolio was $257,203,316 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
India — 97.8%
Automobiles — 5.6%
Bajaj Auto, Ltd.	296,639	$10,503,398
Mahindra & Mahindra, Ltd.	205,773	3,966,597

		$14,469,995

Banks — 20.4%
Federal Bank, Ltd.	5,873,247	$5,757,812
HDFC Bank, Ltd.	831,930	16,339,580
ICICI Bank, Ltd.	3,024,820	12,466,559
Kotak Mahindra Bank, Ltd.	673,160	6,663,137
Yes Bank, Ltd.	1,006,740	11,248,897

		$52,475,985

Beverages — 3.9%
United Spirits, Ltd.(1)	211,770	$9,974,278

		$9,974,278

Chemicals — 4.2%
Pidilite Industries, Ltd.	1,229,907	$10,684,780

		$10,684,780

Construction & Engineering — 1.4%
Larsen & Toubro, Ltd.	157,442	$3,526,204

		$3,526,204

Construction Materials — 5.9%
Shree Cement, Ltd.	33,156	$5,876,822
UltraTech Cement, Ltd.	227,778	9,308,781

		$15,185,603

Consumer Finance — 8.2%
Mahindra & Mahindra Financial Services, Ltd.	2,535,450	$9,289,008
Shriram City Union Finance, Ltd.	207,686	5,360,945
Shriram Transport Finance Co., Ltd.	456,653	6,382,888

		$21,032,841

Food Products — 3.5%
Nestle India, Ltd.	92,400	$8,972,935

		$8,972,935

Hotels, Restaurants & Leisure — 3.1%
Jubilant FoodWorks, Ltd.	328,220	$8,065,263

		$8,065,263

IT Services — 5.0%
HCL Technologies, Ltd.	365,582	$5,498,576
Infosys, Ltd.	231,133	4,082,874
Tata Consultancy Services, Ltd.	79,829	3,151,866

		$12,733,316

Machinery — 1.0%
Escorts, Ltd.	1,087,096	$2,542,903

		$2,542,903

1

Security	Shares	Value
Media — 2.6%
Zee Entertainment Enterprises, Ltd.	1,133,070	$6,790,130

		$6,790,130

Personal Products — 8.2%
Bajaj Corp, Ltd.	401,205	$2,741,446
Colgate-Palmolive (India), Ltd.	579,892	8,526,959
Emami, Ltd.	554,250	9,752,467

		$21,020,872

Pharmaceuticals — 4.4%
Dr. Reddy’s Laboratories, Ltd.	62,630	$3,980,642
Lupin, Ltd.	138,244	4,294,074
Sun Pharmaceutical Industries, Ltd.	237,487	3,151,956

		$11,426,672

Road & Rail — 4.0%
Container Corp. of India, Ltd.	463,400	$10,398,548

		$10,398,548

Textiles, Apparel & Luxury Goods — 5.1%
Bata India, Ltd.	396,439	$6,505,642
Titan Co., Ltd.	1,345,223	6,521,938

		$13,027,580

Thrifts & Mortgage Finance — 4.9%
Housing Development Finance Corp., Ltd.	682,195	$12,631,558

		$12,631,558

Tobacco — 6.4%
ITC, Ltd.	3,284,189	$16,477,795

		$16,477,795

Total India (identified cost $191,542,435)		$251,437,258

Total Common Stocks (identified cost $191,542,435)		$251,437,258

Short-Term Investments — 2.4%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/15	$6,262	$6,261,828

Total Short-Term Investments (identified cost $6,261,828)		$6,261,828

Total Investments — 100.2% (identified cost $197,804,263)		$257,699,086

Other Assets, Less Liabilities — (0.2)%		$(494,414)

Net Assets — 100.0%		$257,204,672

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$206,268,676

Gross unrealized appreciation	$57,417,274
Gross unrealized depreciation	(5,986,864)

Net unrealized appreciation	$51,430,410

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$251,437,258	(1)(2)	$—	$251,437,258
Short-Term Investments	—	6,261,828		—	6,261,828
Total Investments	$—	$257,699,086		$—	$257,699,086

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Growth Fund

September 30, 2015 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2015, the value of the Fund’s investment in the Portfolio was $298,640,399 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Growth Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	13,679	$1,791,265
Raytheon Co.	23,742	2,594,051
Spirit AeroSystems Holdings, Inc., Class A(1)	61,698	2,982,482
United Technologies Corp.	34,070	3,031,889

		$10,399,687

Banks — 2.8%
Citigroup, Inc.	72,354	$3,589,482
PNC Financial Services Group, Inc. (The)	27,048	2,412,681
Wells Fargo & Co.	47,005	2,413,707

		$8,415,870

Beverages — 3.2%
Constellation Brands, Inc., Class A	34,253	$4,288,818
PepsiCo, Inc.	55,365	5,220,920

		$9,509,738

Biotechnology — 8.4%
Biogen, Inc.(1)	8,409	$2,453,830
Celgene Corp.(1)	77,633	8,397,562
Gilead Sciences, Inc.	92,582	9,090,627
Incyte Corp.(1)	17,525	1,933,533
Vertex Pharmaceuticals, Inc.(1)	29,701	3,093,062

		$24,968,614

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	49,973	$2,372,218

		$2,372,218

Capital Markets — 2.0%
Charles Schwab Corp. (The)	109,470	$3,126,463
Invesco, Ltd.	95,295	2,976,063

		$6,102,526

Chemicals — 0.8%
Monsanto Co.	27,872	$2,378,596

		$2,378,596

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	16,107	$2,770,404

		$2,770,404

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	37,552	$3,248,248

		$3,248,248

Food & Staples Retailing — 1.7%
Sprouts Farmers Market, Inc.(1)	240,248	$5,069,233

		$5,069,233

Food Products — 2.4%
Hain Celestial Group, Inc. (The)(1)	39,344	$2,030,150
Mondelez International, Inc., Class A	123,455	5,169,061

		$7,199,211

1

Security	Shares	Value
Health Care Equipment & Supplies — 4.1%
Cooper Cos., Inc. (The)	20,405	$3,037,488
Medtronic PLC	91,276	6,110,015
Zimmer Biomet Holdings, Inc.	33,463	3,143,180

		$12,290,683

Health Care Providers & Services — 1.4%
AmSurg Corp.(1)	53,373	$4,147,616

		$4,147,616

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc.(1)	2,988	$2,152,107
Starbucks Corp.	87,549	4,976,285

		$7,128,392

Household Products — 0.9%
Colgate-Palmolive Co.	40,839	$2,591,643

		$2,591,643

Internet & Catalog Retail — 6.6%
Amazon.com, Inc.(1)	25,051	$12,823,356
Priceline Group, Inc. (The)(1)	5,489	6,789,125

		$19,612,481

Internet Software & Services — 10.2%
Facebook, Inc., Class A(1)	126,096	$11,336,030
Google, Inc., Class A(1)	12,650	8,075,381
Google, Inc., Class C(1)	14,459	8,797,145
Twitter, Inc.(1)	88,649	2,388,204

		$30,596,760

IT Services — 4.2%
Fiserv, Inc.(1)	37,925	$3,284,684
Visa, Inc., Class A	132,556	9,233,851

		$12,518,535

Leisure Products — 1.8%
Brunswick Corp.	109,793	$5,257,987

		$5,257,987

Machinery — 0.5%
Toro Co. (The)	21,774	$1,535,938

		$1,535,938

Media — 3.3%
Comcast Corp., Class A	43,632	$2,481,788
Walt Disney Co. (The)	72,701	7,430,042

		$9,911,830

Multiline Retail — 1.9%
Dollar General Corp.	79,488	$5,758,111

		$5,758,111

Oil, Gas & Consumable Fuels — 0.5%
EOG Resources, Inc.	18,837	$1,371,334

		$1,371,334

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	41,674	$3,362,258

		$3,362,258

2

Security	Shares	Value
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	102,230	$6,052,016
Perrigo Co. PLC	44,103	6,936,079

		$12,988,095

Road & Rail — 2.4%
Genesee & Wyoming, Inc., Class A(1)	37,371	$2,207,878
Union Pacific Corp.	55,214	4,881,470

		$7,089,348

Semiconductors & Semiconductor Equipment — 4.3%
Avago Technologies, Ltd.	43,013	$5,377,055
NXP Semiconductors NV(1)	57,832	5,035,432
Texas Instruments, Inc.	48,840	2,418,557

		$12,831,044

Software — 5.5%
Microsoft Corp.	90,193	$3,991,942
salesforce.com, inc.(1)	90,956	6,315,075
Tableau Software, Inc., Class A(1)	44,218	3,527,712
VMware, Inc., Class A(1)	32,458	2,557,366

		$16,392,095

Specialty Retail — 7.0%
Advance Auto Parts, Inc.	17,125	$3,245,701
Home Depot, Inc. (The)	69,918	8,074,830
Restoration Hardware Holdings, Inc.(1)	36,809	3,434,648
Signet Jewelers, Ltd.	27,046	3,681,772
TJX Cos., Inc. (The)	33,625	2,401,497

		$20,838,448

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	169,851	$18,734,566
EMC Corp.	148,064	3,577,226

		$22,311,792

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	45,112	$5,547,423

		$5,547,423

Total Common Stocks (identified cost $219,728,259)		$296,516,158

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$3,948	$3,947,850

Total Short-Term Investments (identified cost $3,947,850)		$3,947,850

Total Investments — 100.6% (identified cost $223,676,109)		$300,464,008

Other Assets, Less Liabilities — (0.6)%		$(1,823,378)

Net Assets — 100.0%		$298,640,630

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $5,281.

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$223,517,741

Gross unrealized appreciation	$87,400,695
Gross unrealized depreciation	(10,454,428)

Net unrealized appreciation	$76,946,267

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$296,516,158	*	$—	$—	$296,516,158
Short-Term Investments	—		3,947,850	—	3,947,850
Total Investments	$296,516,158		$3,947,850	$—	$300,464,008

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Large-Cap Value Fund

September 30, 2015 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2015, the value of the Fund’s investment in the Portfolio was $3,283,972,642 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 2.8%
United Technologies Corp.	1,029,086	$91,578,363

		$91,578,363

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.(1)	581,941	$39,443,961

		$39,443,961

Automobiles — 0.6%
Harley-Davidson, Inc.(1)	331,655	$18,207,860

		$18,207,860

Banks — 12.7%
Citigroup, Inc.	1,878,009	$93,168,026
JPMorgan Chase & Co.	1,907,745	116,315,213
KeyCorp(1)	4,799,708	62,444,201
PNC Financial Services Group, Inc. (The)	643,364	57,388,069
Wells Fargo & Co.	1,690,259	86,794,800

		$416,110,309

Beverages — 0.6%
Molson Coors Brewing Co., Class B	248,375	$20,620,093

		$20,620,093

Biotechnology — 2.0%
AbbVie, Inc.(1)	609,364	$33,155,495
Gilead Sciences, Inc.	316,276	31,055,141

		$64,210,636

Capital Markets — 6.2%
Affiliated Managers Group, Inc.(2)	166,087	$28,399,216
Credit Suisse Group AG	2,855,425	68,635,379
Goldman Sachs Group, Inc. (The)	263,789	45,835,977
Invesco, Ltd.(1)	1,949,567	60,884,977

		$203,755,549

Chemicals — 3.3%
PPG Industries, Inc.	717,810	$62,944,759
Praxair, Inc.(1)	452,040	46,044,794

		$108,989,553

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	1,549,371	$67,413,132

		$67,413,132

Electric Utilities — 1.8%
NextEra Energy, Inc.(1)	593,524	$57,898,266

		$57,898,266

Electrical Equipment — 0.9%
Hubbell, Inc., Class B(1)	359,152	$30,509,962

		$30,509,962

Energy Equipment & Services — 1.6%
Schlumberger, Ltd.	747,489	$51,554,316

		$51,554,316

1

Security	Shares	Value
Food & Staples Retailing — 1.8%
Kroger Co. (The)(1)	1,655,377	$59,709,448

		$59,709,448

Food Products — 2.5%
General Mills, Inc.(1)	1,447,657	$81,256,988

		$81,256,988

Health Care Equipment & Supplies — 3.3%
Medtronic PLC(1)	1,170,931	$78,382,121
Zimmer Biomet Holdings, Inc.(1)	302,798	28,441,816

		$106,823,937

Health Care Providers & Services — 1.4%
McKesson Corp.(1)	247,577	$45,809,172

		$45,809,172

Industrial Conglomerates — 5.8%
General Electric Co.(1)	7,569,205	$190,895,350

		$190,895,350

Insurance — 7.0%
ACE, Ltd.(1)	539,338	$55,767,549
Aflac, Inc.(1)	1,366,293	79,422,612
American Financial Group, Inc.	288,816	19,902,310
Prudential PLC	1,792,488	37,815,261
XL Group PLC(1)	1,017,218	36,945,358

		$229,853,090

Internet Software & Services — 1.0%
Google, Inc., Class C(2)	53,267	$32,408,708

		$32,408,708

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.(1)	304,146	$37,190,973

		$37,190,973

Multi-Utilities — 2.3%
Sempra Energy	769,538	$74,429,715

		$74,429,715

Multiline Retail — 1.0%
Target Corp.(1)	422,980	$33,271,607

		$33,271,607

Oil, Gas & Consumable Fuels — 11.0%
Anadarko Petroleum Corp.	789,595	$47,683,642
Devon Energy Corp.	1,045,708	38,785,310
Exxon Mobil Corp.(1)	1,750,718	130,165,883
Occidental Petroleum Corp.(1)	1,313,541	86,890,737
Phillips 66	414,098	31,819,291
Range Resources Corp.(1)	845,169	27,146,828

		$362,491,691

Pharmaceuticals — 6.8%
Johnson & Johnson(1)	978,464	$91,339,614
Merck & Co., Inc.(1)	1,425,541	70,407,470
Roche Holding AG PC	114,725	30,456,225
Teva Pharmaceutical Industries, Ltd. ADR	569,848	32,173,618

		$224,376,927

Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	863,617	$64,874,909
Post Properties, Inc.	335,862	19,577,396
Simon Property Group, Inc.	333,617	61,292,115

		$145,744,420

2

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.(1)	3,609,234	$108,782,313
NXP Semiconductors NV(2)	196,211	17,084,092

		$125,866,405

Software — 4.3%
Microsoft Corp.	1,870,056	$82,768,679
Oracle Corp.(1)	1,645,374	59,430,909

		$142,199,588

Specialty Retail — 0.5%
Home Depot, Inc. (The)	146,327	$16,899,305

		$16,899,305

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett-Packard Co.	1,250,224	$32,018,237

		$32,018,237

Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings, Ltd.(1)(2)	408,724	$17,264,502

		$17,264,502

Tobacco — 3.5%
Altria Group, Inc.	514,113	$27,967,747
Reynolds American, Inc.	1,942,026	85,973,491

		$113,941,238

Total Common Stocks (identified cost $3,137,241,639)		$3,242,743,301

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11% (3)(4)	$51,119	$51,118,970
Eaton Vance Cash Reserves Fund, LLC, 0.23% (4)	36,615	36,615,303

Total Short-Term Investments (identified cost $87,734,273)		$87,734,273

Total Investments — 101.4% (identified cost $3,224,975,912)		$3,330,477,574

Other Assets, Less Liabilities — (1.4)%		$(46,504,869)

Net Assets — 100.0%		$3,283,972,705

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at September 30, 2015.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2015, the Portfolio loaned securities having a market value of $50,952,512 and received $51,118,970 of cash collateral for the loans.

3

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 were $69,943 and $63,801, respectively.

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,235,587,903

Gross unrealized appreciation	$321,120,888
Gross unrealized depreciation	(226,231,217)

Net unrealized appreciation	$94,889,671

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$85,643,274	$—		$—	$85,643,274
Consumer Staples	275,527,767	—		—	275,527,767
Energy	414,046,007	—		—	414,046,007
Financials	889,012,728	106,450,640		—	995,463,368
Health Care	447,955,420	30,456,225		—	478,411,645
Industrials	352,427,636	—		—	352,427,636
Information Technology	332,492,938	—		—	332,492,938
Materials	108,989,553	—		—	108,989,553
Telecommunication Services	67,413,132	—		—	67,413,132
Utilities	132,327,981	—		—	132,327,981
Total Common Stocks	$3,105,836,436	$136,906,865	*	$—	$3,242,743,301
Short-Term Investments	$—	$87,734,273		$—	$87,734,273
Total Investments	$3,105,836,436	$224,641,138		$—	$3,330,477,574

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Parametric Absolute Return Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 57.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.7%
United Technologies Corp., 1.80%, 6/1/17	$250	$253,065

		$253,065

Agriculture — 1.0%
Philip Morris International, Inc., 1.25%, 8/11/17	$350	$351,028

		$351,028

Auto Manufacturers — 3.6%
American Honda Finance Corp., 1.20%, 7/14/17	$500	$499,794
Daimler Finance North America, LLC, 0.98%, 8/1/16(1)(2)	500	499,888
Volkswagen Group of America Finance, LLC, 1.60%, 11/20/17(1)	300	287,983

		$1,287,665

Banks — 16.4%
Bank of America N.A., 1.125%, 11/14/16	$300	$300,194
Bank of Montreal, 0.809%, 7/15/16(2)	500	501,330
Bank of Nova Scotia (The), 1.30%, 7/21/17	300	300,465
Fifth Third Bank, 0.835%, 11/18/16(2)	725	724,507
JPMorgan Chase & Co., 1.10%, 10/15/15	250	250,054
KeyBank N.A., 0.819%, 11/25/16(2)	750	750,376
Morgan Stanley, 3.45%, 11/2/15	205	205,465
Morgan Stanley, 5.375%, 10/15/15	400	400,678
National Australia Bank, Ltd., 0.759%, 12/2/16(1)(2)	300	300,748
PNC Bank NA, 1.125%, 1/27/17	300	300,219
Royal Bank of Canada, 1.40%, 10/13/17	300	299,998
Svenska Handelsbanken AB, 0.796%, 9/23/16(2)	300	300,713
Toronto-Dominion Bank (The), 0.793%, 9/9/16(2)	300	300,784
US Bank NA, 0.527%, 1/30/17(2)	300	299,777
Wells Fargo & Co., 1.40%, 9/8/17	300	300,292
Westpac Banking Corp., 0.759%, 11/25/16(2)	300	300,522

		$5,836,122

Beverages — 4.1%
Anheuser-Busch InBev Finance, Inc., 1.125%, 1/27/17	$300	$300,364
Coca-Cola Co. (The), 0.40%, 11/1/16(2)	250	249,971
Diageo Capital PLC, 0.625%, 4/29/16	200	199,636
Diageo Finance BV, 5.30%, 10/28/15	300	300,903
PepsiCo, Inc., 0.70%, 2/26/16	400	400,438

		$1,451,312

Chemicals — 1.4%
Praxair, Inc., 0.75%, 2/21/16	$500	$500,575

		$500,575

Computers — 0.3%
Apple, Inc., 1.05%, 5/5/17	$120	$120,491

		$120,491

1

Security	Principal Amount (000’s omitted)	Value
Cosmetics & Personal Care — 1.8%
Procter & Gamble Co. (The), 0.75%, 11/4/16	$650	$650,971

		$650,971

Diversified Financial Services — 2.3%
American Express Credit Corp., 1.55%, 9/22/17	$300	$300,670
Citigroup, Inc., 4.587%, 12/15/15	500	503,739

		$804,409

Electric — 2.4%
Duke Energy Carolinas, LLC, 5.30%, 10/1/15	$250	$250,000
Duke Energy Progress, Inc., 5.25%, 12/15/15	350	353,237
Virginia Electric & Power Co., 5.40%, 1/15/16	250	252,891

		$856,128

Financial Services — 1.9%
Charles Schwab Corp. (The), 0.85%, 12/4/15	$380	$380,295
General Electric Capital Corp., 0.516%, 1/14/16(2)	300	300,064

		$680,359

Foods — 0.8%
Starbucks Corp., 0.875%, 12/5/16	$300	$300,542

		$300,542

Health Care – Services — 1.8%
UnitedHealth Group, Inc., 0.85%, 10/15/15	$500	$500,057
UnitedHealth Group, Inc., 5.375%, 3/15/16	150	152,965

		$653,022

Insurance — 1.4%
Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	$300	$300,985
Prudential Financial, Inc., 3.00%, 5/12/16	200	202,470

		$503,455

Machinery – Construction & Mining — 1.4%
John Deere Capital Corp., 0.576%, 10/11/16(2)	$500	$500,780

		$500,780

Media — 1.1%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$380,036

		$380,036

Mining — 3.2%
BHP Billiton Finance (USA), Ltd., 0.577%, 9/30/16(2)	$650	$649,024
Caterpillar Financial Services Corp., 1.35%, 9/6/16	200	201,305
Rio Tinto Finance (USA) PLC, 1.174%, 6/17/16(2)	300	300,248

		$1,150,577

Miscellaneous Manufacturing — 2.2%
3M Co., 1.375%, 9/29/16	$300	$302,476
Eaton Corp., 0.95%, 11/2/15	500	500,192

		$802,668

Oil & Gas — 2.8%
BP Capital Markets PLC, 3.125%, 10/1/15	$375	$375,000
Chevron Corp., 0.889%, 6/24/16	300	301,104
EOG Resources, Inc., 2.50%, 2/1/16	200	200,972
Shell International Finance B.V., 0.531%, 11/15/16(2)	120	120,035

		$997,111

2

Security	Principal Amount (000’s omitted)	Value
Pharmaceuticals — 1.5%
Merck & Co., Inc., 0.70%, 5/18/16	$200	$200,325
Wyeth, LLC, 5.50%, 2/15/16	325	330,968

		$531,293

Real Estate Investment Trusts (REITs) — 0.6%
ERP Operating, LP, 5.125%, 3/15/16	$200	$203,732

		$203,732

Retail — 1.5%
Home Depot, Inc. (The), 5.40%, 3/1/16	$325	$331,502
Wal-Mart Stores, Inc., 5.375%, 4/5/17	200	213,970

		$545,472

Semiconductors — 0.6%
Intel Corp., 1.95%, 10/1/16	$200	$202,412

		$202,412

Software — 0.9%
Oracle Corp., 5.25%, 1/15/16	$300	$304,026

		$304,026

Telecommunications — 0.9%
Cisco Systems, Inc., 5.50%, 2/22/16	$325	$331,265

		$331,265

Transportation — 0.6%
United Parcel Service, Inc., 1.125%, 10/1/17	$200	$200,871

		$200,871

Total Corporate Bonds & Notes (identified cost $20,349,671)		$20,399,387

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2508, Class OY, 4.50%, 10/15/17	$151	$154,569
Series 2513, Class DB, 5.00%, 10/15/17	15	15,477
Series 2517, Class BH, 5.50%, 10/15/17	52	54,098
Series 2638, Class CE, 3.75%, 8/15/32	4	4,315
Series 2649, Class QH, 4.50%, 7/15/18	28	29,122
Series 3544, Class KA, 4.50%, 9/15/23	96	96,281
Series 3706, Class C, 2.00%, 8/15/20	138	139,566
Series 3787, Class TB, 1.75%, 1/15/17	77	77,486
Series 4399, Class A, 2.50%, 7/15/24	122	124,217

		$695,131

Federal National Mortgage Association:
Series 2003-24, Class PD, 5.00%, 4/25/18	$71	$73,760
Series 2006-105, Class A, 4.35%, 9/25/36	215	226,118
Series 2008-62, Class DY, 4.00%, 7/25/23	66	68,237
Series 2009-55, Class PQ, 5.00%, 9/25/37	43	42,943
Series 2010-155, Class A, 3.50%, 9/25/25	135	138,050
Series 2011-66, Class AB, 4.00%, 11/25/39	34	34,553
Series 2011-76, Class PB, 2.50%, 4/25/39	83	84,875

		$668,536

Total Collateralized Mortgage Obligations (identified cost $1,379,332)		$1,363,667

3

Asset-Backed Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.0%
CarMax Auto Owner Trust, Series 2013-1, Class A3, 0.60%, 10/16/17	$57	$57,084
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 1.06%, 3/20/19(1)	195	194,686
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46%, 1/16/17	15	15,127
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A1, 0.40%, 6/15/16(1)	91	91,065

		$357,962

Financial Services — 2.0%
World Financial Network Credit Card Master Trust, Series 2014-A, Class A, 0.587%, 12/15/19(3)	$700	$700,060

		$700,060

Total Asset-Backed Securities (identified cost $1,057,966)		$1,058,022

U.S. Treasury Obligations — 31.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.50%, 2/28/17	$1,500	$1,500,284
0.875%, 11/30/16	1,500	1,507,676
0.875%, 1/31/17	1,500	1,507,890
1.00%, 10/31/16	1,500	1,509,687
1.25%, 10/31/15	400	400,398
1.375%, 11/30/15	750	751,589
2.125%, 12/31/15	500	502,598
3.00%, 9/30/16	1,500	1,538,896
4.875%, 8/15/16	2,000	2,078,710

Total U.S. Treasury Obligations (identified cost $11,331,141)		$11,297,728

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$2,095	10/2/15	$67
S&P 500 Index	27	2,120	10/9/15	68
S&P 500 Index	27	2,125	10/16/15	202
S&P 500 Index	30	2,105	10/23/15	6,000
S&P 500 Index FLEX	27	2,115	10/5/15	1
S&P 500 Index FLEX	27	2,135	10/7/15	4
S&P 500 Index FLEX	27	2,115	10/12/15	127
S&P 500 Index FLEX	27	2,145	10/14/15	84
S&P 500 Index FLEX	27	2,125	10/19/15	531
S&P 500 Index FLEX	28	2,105	10/21/15	1,310
S&P 500 Index FLEX	31	2,085	10/26/15	4,236
S&P 500 Index FLEX	31	2,085	10/28/15	2,904

Total Call Options Purchased (identified cost $20,318)				$15,534

4

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$1,670	10/2/15	$270
S&P 500 Index	27	1,705	10/9/15	2,295
S&P 500 Index	27	1,750	10/16/15	9,720
S&P 500 Index	30	1,720	10/23/15	14,550
S&P 500 Index FLEX	27	1,700	10/5/15	94
S&P 500 Index FLEX	27	1,730	10/7/15	1,000
S&P 500 Index FLEX	27	1,705	10/12/15	2,465
S&P 500 Index FLEX	27	1,755	10/14/15	8,107
S&P 500 Index FLEX	27	1,735	10/19/15	10,846
S&P 500 Index FLEX	28	1,715	10/21/15	10,634
S&P 500 Index FLEX	31	1,665	10/26/15	10,406
S&P 500 Index FLEX	31	1,675	10/28/15	13,635

Total Put Options Purchased (identified cost $155,908)				$84,022

Short-Term Investments — 13.4%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(5)			$4,759	$4,759,261

Total Short-Term Investments (identified cost $4,759,261)				$4,759,261

Total Investments — 109.3% (identified cost $39,053,597)				$38,977,621

Call Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$2,000	10/2/15	$(203)
S&P 500 Index	27	2,025	10/9/15	(1,553)
S&P 500 Index	27	2,030	10/16/15	(6,885)
S&P 500 Index	30	2,010	10/23/15	(15,600)
S&P 500 Index FLEX	27	2,020	10/5/15	(454)
S&P 500 Index FLEX	27	2,040	10/7/15	(496)
S&P 500 Index FLEX	27	2,020	10/12/15	(4,482)
S&P 500 Index FLEX	27	2,050	10/14/15	(2,171)
S&P 500 Index FLEX	27	2,030	10/19/15	(7,921)
S&P 500 Index FLEX	28	2,010	10/21/15	(16,577)
S&P 500 Index FLEX	31	1,990	10/26/15	(38,054)
S&P 500 Index FLEX	31	1,990	10/28/15	(34,394)

Total Call Options Written (premiums received $348,923)				$(128,790)

5

Put Options Written — (0.8)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$1,765	10/2/15	$(1,080)
S&P 500 Index	27	1,800	10/9/15	(10,260)
S&P 500 Index	27	1,845	10/16/15	(38,340)
S&P 500 Index	30	1,815	10/23/15	(43,200)
S&P 500 Index FLEX	27	1,795	10/5/15	(2,025)
S&P 500 Index FLEX	27	1,825	10/7/15	(9,396)
S&P 500 Index FLEX	27	1,800	10/12/15	(12,894)
S&P 500 Index FLEX	27	1,850	10/14/15	(34,126)
S&P 500 Index FLEX	27	1,830	10/19/15	(35,768)
S&P 500 Index FLEX	28	1,810	10/21/15	(32,793)
S&P 500 Index FLEX	31	1,760	10/26/15	(28,162)
S&P 500 Index FLEX	31	1,770	10/28/15	(36,220)

Total Put Options Written (premiums received $369,677)				$(284,264)

Other Assets, Less Liabilities — (8.1)%				$(2,904,154)

Net Assets — 100.0%				$35,660,413

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $1,374,370 or 3.9% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2015.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $3,550.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,974,186

Gross unrealized appreciation	$19,538
Gross unrealized depreciation	(115,659)

Net unrealized depreciation	$(96,121)

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	712	$594,129
Options written	6,478	5,574,161
Options exercised	(761)	(653,585)
Options expired	(5,757)	(4,796,105)

Outstanding, end of period	672	$718,600

6

At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $99,556 and $413,054, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$20,399,387	$—	$20,399,387
Collateralized Mortgage Obligations	—	1,363,667	—	1,363,667
Asset-Backed Securities	—	1,058,022	—	1,058,022
U.S. Treasury Obligations	—	11,297,728	—	11,297,728
Call Options Purchased	6,337	9,197	—	15,534
Put Options Purchased	26,835	57,187	—	84,022
Short-Term Investments	—	4,759,261	—	4,759,261
Total Investments	$33,172	$38,944,449	$—	$38,977,621

Liability Description
Call Options Written	$(24,241)	$(104,549)	$—	$(128,790)
Put Options Written	(92,880)	(191,384)	—	(284,264)
Total	$(117,121)	$(295,933)	$—	$(413,054)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Real Estate Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
Hilton Worldwide Holdings, Inc.	13,100	$300,514
Marriott International, Inc., Class A	4,200	286,440

		$586,954

Other — 0.8%
CBRE Group, Inc., Class A(1)	3,100	$99,200
Jones Lang LaSalle, Inc.	700	100,639

		$199,839

Real Estate Investment Trusts — 94.7%

Security	Shares	Value
Diversified, Specialty & Other — 9.7%
CoreSite Realty Corp.	4,800	$246,912
Cousins Properties, Inc.	10,300	94,966
National Retail Properties, Inc.	13,700	496,899
PS Business Parks, Inc.	7,300	579,474
Rayonier, Inc.	6,000	132,420
Vornado Realty Trust	9,700	877,074

		$2,427,745

Health Care — 8.3%
HCP, Inc.	12,900	$480,525
Ventas, Inc.	12,700	711,962
Welltower, Inc.	13,000	880,360

		$2,072,847

Hotels & Resorts — 3.8%
Host Hotels & Resorts, Inc.	33,100	$523,311
LaSalle Hotel Properties	7,900	224,281
Sunstone Hotel Investors, Inc.	13,975	184,889

		$932,481

Industrial — 5.1%
DCT Industrial Trust, Inc.	10,075	$339,125
EastGroup Properties, Inc.	4,300	232,974
First Industrial Realty Trust, Inc.	7,200	150,840
ProLogis, Inc.	10,600	412,340
Terreno Realty Corp.	6,300	123,732

		$1,259,011

Malls and Factory Outlets — 15.2%
General Growth Properties, Inc.	12,600	$327,222
Macerich Co. (The)	1,900	145,958
Simon Property Group, Inc.	16,200	2,976,264
Tanger Factory Outlet Centers, Inc.	6,100	201,117
Taubman Centers, Inc.	2,100	145,068

		$3,795,629

1

Security	Shares	Value
Multifamily — 23.8%
American Campus Communities, Inc.	5,400	$195,696
AvalonBay Communities, Inc.	9,000	1,573,380
Camden Property Trust	7,100	524,690
Education Realty Trust, Inc.	6,300	207,585
Equity Residential	26,201	1,968,144
Essex Property Trust, Inc.	2,500	558,550
Mid-America Apartment Communities, Inc.	4,100	335,667
Post Properties, Inc.	9,800	571,242

		$5,934,954

Office — 10.5%
Boston Properties, Inc.	11,200	$1,326,080
Corporate Office Properties Trust	4,500	94,635
Douglas Emmett, Inc.	11,000	315,920
Highwoods Properties, Inc.	6,700	259,625
Hudson Pacific Properties, Inc.	4,900	141,071
Paramount Group, Inc.	22,400	376,320
Piedmont Office Realty Trust, Inc., Class A	5,500	98,395

		$2,612,046

Self Storage — 8.4%
CubeSmart	10,700	$291,147
Extra Space Storage, Inc.	1,800	138,888
Public Storage	7,900	1,671,877

		$2,101,912

Strip Centers — 9.9%
Acadia Realty Trust	11,900	$357,833
DDR Corp.	8,000	123,040
Federal Realty Investment Trust	6,900	941,505
Kimco Realty Corp.	17,500	427,525
Regency Centers Corp.	7,700	478,555
Retail Opportunity Investments Corp.	8,300	137,282

		$2,465,740

Total Real Estate Investment Trusts		$23,602,365

Total Common Stocks (identified cost $18,173,626)		$24,389,158

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$563	$563,133

Total Short-Term Investments (identified cost $563,133)		$563,133

Total Investments — 100.1% (identified cost $18,736,759)		$24,952,291

Other Assets, Less Liabilities — (0.1)%		$(30,075)

Net Assets — 100.0%		$24,922,216

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $1,078.

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,827,591

Gross unrealized appreciation	$6,216,292
Gross unrealized depreciation	(91,592)

Net unrealized appreciation	$6,124,700

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$24,389,158	*	$—	$—	$24,389,158
Short-Term Investments	—		563,133	—	563,133
Total Investments	$24,389,158		$563,133	$—	$24,952,291

Liability Description
Call Options Written	$1,153,563		$—	$—	$1,153,563
Total	$1,153,563		$—	$—	$1,153,563

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Banks — 9.1%
Bank of the Ozarks, Inc.	19,210	$840,630
BankUnited, Inc.	56,430	2,017,372
Eagle Bancorp, Inc.(1)	12,759	580,535
FCB Financial Holdings, Inc., Class A(1)	13,260	432,541
PacWest Bancorp	37,160	1,590,820
PrivateBancorp, Inc.	47,920	1,836,774
Signature Bank(1)	11,850	1,630,086
Sterling Bancorp	18,920	281,340

		$9,210,098

Biotechnology — 0.5%
AMAG Pharmaceuticals, Inc.(1)	13,774	$547,241

		$547,241

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	33,660	$1,606,928

		$1,606,928

Capital Markets — 1.9%
Lazard, Ltd., Class A	45,470	$1,968,851

		$1,968,851

Chemicals — 4.9%
Balchem Corp.	43,120	$2,620,402
Cytec Industries, Inc.	31,810	2,349,169

		$4,969,571

Commercial Services & Supplies — 3.2%
Interface, Inc.	91,520	$2,053,709
Team, Inc.(1)	37,520	1,205,142

		$3,258,851

Communications Equipment — 1.7%
Infinera Corp.(1)	87,750	$1,716,390

		$1,716,390

Construction & Engineering — 1.7%
Quanta Services, Inc.(1)	72,730	$1,760,793

		$1,760,793

Diversified Consumer Services — 2.3%
ServiceMaster Global Holdings, Inc.(1)	69,520	$2,332,396

		$2,332,396

Electrical Equipment — 1.5%
Generac Holdings, Inc.(1)	51,885	$1,561,220

		$1,561,220

Electronic Equipment, Instruments & Components — 1.9%
FEI Co.	26,060	$1,903,422

		$1,903,422

1

Security	Shares	Value
Food & Staples Retailing — 2.9%
Sprouts Farmers Market, Inc.(1)	56,310	$1,188,141
United Natural Foods, Inc.(1)	37,065	1,798,023

		$2,986,164

Food Products — 2.0%
Pinnacle Foods, Inc.	49,500	$2,073,060

		$2,073,060

Health Care Equipment & Supplies — 14.3%
Alere, Inc.(1)	40,760	$1,962,594
Analogic Corp.	11,719	961,427
Greatbatch, Inc.(1)	30,320	1,710,654
Hill-Rom Holdings, Inc.	36,320	1,888,277
ICU Medical, Inc.(1)	22,350	2,447,325
Integra LifeSciences Holdings Corp.(1)	35,080	2,089,014
West Pharmaceutical Services, Inc.	38,730	2,096,067
Wright Medical Group, Inc.(1)	64,830	1,362,727

		$14,518,085

Health Care Providers & Services — 1.9%
Amsurg Corp.(1)	24,345	$1,891,850

		$1,891,850

Hotels, Restaurants & Leisure — 2.9%
ClubCorp Holdings, Inc.	75,850	$1,627,741
Krispy Kreme Doughnuts, Inc.(1)	90,410	1,322,698

		$2,950,439

Household Durables — 2.3%
Tempur Sealy International, Inc.(1)	31,980	$2,284,331

		$2,284,331

Household Products — 2.3%
Church & Dwight Co., Inc.	27,400	$2,298,860

		$2,298,860

Independent Power and Renewable Electricity Producers — 1.2%
NextEra Energy Partners LP	53,422	$1,164,600

		$1,164,600

Insurance — 5.0%
AMERISAFE, Inc.	6,042	$300,468
HCC Insurance Holdings, Inc.	23,710	1,836,814
Horace Mann Educators Corp.	48,150	1,599,543
Stewart Information Services Corp.	33,190	1,357,803

		$5,094,628

IT Services — 4.6%
Black Knight Financial Services, Inc., Class A(1)	8,741	$284,520
Cardtronics, Inc.(1)	48,140	1,574,178
Euronet Worldwide, Inc.(1)	37,790	2,799,861

		$4,658,559

Leisure Products — 2.0%
Vista Outdoor, Inc.(1)	46,340	$2,058,886

		$2,058,886

Machinery — 3.5%
NN, Inc.	98,766	$1,827,171
RBC Bearings, Inc.(1)	29,510	1,762,632

		$3,589,803

2

Security	Shares	Value
Metals & Mining — 2.4%
Compass Minerals International, Inc.	30,850	$2,417,715

		$2,417,715

Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.(1)	14,710	$950,266
Gulfport Energy Corp.(1)	29,980	889,806
PDC Energy, Inc.(1)	30,480	1,615,745

		$3,455,817

Real Estate Investment Trusts (REITs) — 3.7%
CubeSmart	73,830	$2,008,915
Post Properties, Inc.	29,280	1,706,731

		$3,715,646

Semiconductors & Semiconductor Equipment — 2.2%
Cypress Semiconductor Corp.(1)	174,140	$1,483,673
M/A-COM Technology Solutions Holdings, Inc.(1)	26,640	772,293

		$2,255,966

Software — 5.2%
Mentor Graphics Corp.	92,840	$2,286,649
Verint Systems, Inc.(1)	35,440	1,529,236
Workiva, Inc.(1)	96,720	1,469,177

		$5,285,062

Specialty Retail — 1.7%
Restoration Hardware Holdings, Inc.(1)	17,983	$1,677,994

		$1,677,994

Thrifts & Mortgage Finance — 2.0%
MGIC Investment Corp.(1)	218,560	$2,023,866

		$2,023,866

Total Common Stocks (identified cost $79,434,538)		$97,237,092

Short-Term Investments — 4.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$4,394	$4,394,271

Total Short-Term Investments (identified cost $4,394,271)		$4,394,271

Total Investments — 100.1% (identified cost $83,828,809)		$101,631,363

Other Assets, Less Liabilities — (0.1)%		$(147,448)

Net Assets — 100.0%		$101,483,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $3,715.

3

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,148,035

Gross unrealized appreciation	$21,514,271
Gross unrealized depreciation	(4,030,943)

Net unrealized appreciation	$17,483,328

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$97,237,092	*	$—	$—	$97,237,092
Short-Term Investments	—		4,394,271	—	4,394,271
Total Investments	$97,237,092		$4,394,271	$—	$101,631,363

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Global Small-Cap Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 0.3%
MacDonald Dettwiler & Associates, Ltd.	1,660	$90,283

		$90,283

Air Freight & Logistics — 1.6%
bpost SA	7,991	$190,023
CTT-Correios de Portugal SA	19,131	213,677
Singapore Post, Ltd.	108,609	129,536

		$533,236

Auto Components — 0.9%
Brembo SpA	2,583	$99,927
Leoni AG	1,753	93,618
Linamar Corp.	1,946	102,003

		$295,548

Banks — 7.7%
77 Bank, Ltd. (The)	35,786	$203,278
Ameris Bancorp	10,803	310,586
Bank of the Ozarks, Inc.	6,862	300,281
BankUnited, Inc.	8,636	308,737
Eagle Bancorp, Inc.(1)	4,572	208,026
First Republic Bank	4,944	310,335
Hokkoku Bank, Ltd. (The)	31,480	127,727
PrivateBancorp, Inc.	7,479	286,670
Signature Bank(1)	2,496	343,350
Western Alliance Bancorp(1)	6,544	200,966

		$2,599,956

Beverages — 1.1%
Royal Unibrew A/S	6,463	$241,984
Treasury Wine Estates, Ltd.	27,762	128,641

		$370,625

Biotechnology — 0.5%
AMAG Pharmaceuticals, Inc.(1)	3,912	$155,424

		$155,424

Building Products — 1.2%
Armstrong World Industries, Inc.(1)	8,327	$397,531

		$397,531

Capital Markets — 2.1%
Azimut Holding SpA	8,471	$181,783
Henderson Group PLC	26,368	103,925
Jupiter Fund Management PLC	26,560	174,468
Lazard, Ltd., Class A	5,464	236,591

		$696,767

Chemicals — 2.5%
Balchem Corp.	8,119	$493,392
Denka Co., Ltd.	37,115	146,452
Victrex PLC	7,737	207,644

		$847,488

Commercial Services & Supplies — 2.6%
Interface, Inc.	18,701	$419,650
Ritchie Bros Auctioneers, Inc.	4,330	112,060
Team, Inc.(1)	10,229	328,556

		$860,266

1

Security	Shares	Value
Communications Equipment — 0.9%
Infinera Corp.(1)	14,959	$292,598

		$292,598

Construction & Engineering — 0.3%
Cie d’Entreprises CFE	854	$108,374

		$108,374

Containers & Packaging — 1.1%
DS Smith PLC	31,075	$185,637
FP Corp.	4,710	174,583

		$360,220

Distributors — 0.3%
Inchcape PLC	9,460	$103,082

		$103,082

Diversified Consumer Services — 1.5%
Navitas, Ltd.	33,581	$94,317
ServiceMaster Global Holdings, Inc.(1)	6,051	203,011
TAL Education Group ADR(1)	6,545	210,422

		$507,750

Diversified Financial Services — 1.2%
Ackermans & van Haaren NV	1,481	$217,084
Century Tokyo Leasing Corp.	6,687	193,591

		$410,675

Electric Utilities — 0.3%
Acciona SA	1,393	$98,855

		$98,855

Electrical Equipment — 1.1%
Generac Holdings, Inc.(1)	12,687	$381,752

		$381,752

Electronic Equipment, Instruments & Components — 2.2%
Belden, Inc.	4,914	$229,435
Halma PLC	19,186	209,779
Hollysys Automation Technologies, Ltd.	5,988	104,670
Ingenico Group	1,540	186,088

		$729,972

Energy Equipment & Services — 0.6%
John Wood Group PLC	12,065	$112,475
Tecnicas Reunidas SA	2,362	104,600

		$217,075

Food & Staples Retailing — 1.9%
MARR SpA	6,288	$119,405
North West Co., Inc. (The)	5,495	115,953
Sprouts Farmers Market, Inc.(1)	9,333	196,926
United Natural Foods, Inc.(1)	4,297	208,447

		$640,731

Food Products — 1.3%
Ariake Japan Co., Ltd.	5,106	$200,120
Pinnacle Foods, Inc.	5,346	223,891

		$424,011

Gas Utilities — 0.3%
Rubis SCA	1,549	$115,207

		$115,207

2

Security	Shares	Value
Health Care Equipment & Supplies — 8.8%
Alere, Inc.(1)	8,713	$419,531
Analogic Corp.	5,545	454,912
Ansell, Ltd.	12,211	161,694
Asahi Intecc Co., Ltd.	3,400	122,545
Eiken Chemical Co., Ltd.	11,285	192,676
GN Store Nord A/S	10,536	189,276
Hill-Rom Holdings, Inc.	8,128	422,575
ICU Medical, Inc.(1)	4,187	458,476
Integra LifeSciences Holdings Corp.(1)	2,155	128,330
Teleflex, Inc.	3,279	407,285

		$2,957,300

Health Care Providers & Services — 1.4%
AmSurg Corp.(1)	6,007	$466,804

		$466,804

Hotels, Restaurants & Leisure — 2.4%
Cedar Fair, L.P.	4,102	$215,806
ClubCorp Holdings, Inc.	18,895	405,487
HIS Co., Ltd.	6,082	198,856

		$820,149

Household Durables — 2.4%
Bellway PLC	5,240	$197,438
NVR, Inc.(1)	219	334,023
Tempur Sealy International, Inc.(1)	3,646	260,434

		$791,895

Insurance — 3.5%
Beazley PLC	45,349	$245,171
Federated National Holding Co.	17,591	422,536
First American Financial Corp.	5,446	212,775
James River Group Holdings, Ltd.	3,999	107,533
St. James’s Place PLC	14,828	190,838

		$1,178,853

Internet & Catalog Retail — 0.3%
Start Today Co., Ltd.	3,569	$118,135

		$118,135

Internet Software & Services — 0.7%
GMO Internet, Inc.	7,253	$93,996
Moneysupermarket.com Group PLC	24,592	125,911

		$219,907

IT Services — 2.8%
DH Corp.	3,560	$104,493
Obic Co., Ltd.	2,493	114,040
Otsuka Corp.	4,338	211,363
Vantiv, Inc., Class A(1)	11,134	500,139

		$930,035

Leisure Products — 4.0%
Amer Sports Oyj	4,125	$104,922
Brunswick Corp.	8,564	410,130
Polaris Industries, Inc.	3,078	368,960
Vista Outdoor, Inc.(1)	10,379	461,139

		$1,345,151

3

Security	Shares	Value
Machinery — 5.0%
Aalberts Industries NV	7,308	$216,582
Bodycote PLC	10,763	89,687
Daifuku Co., Ltd.	14,929	205,117
Hoshizaki Electric Co., Ltd.	1,884	132,062
Makino Milling Machine Co., Ltd.	26,530	166,482
NN, Inc.	18,526	342,731
Rational AG	289	115,621
Shinmaywa Industries, Ltd.	20,868	210,772
Spirax-Sarco Engineering PLC	4,382	185,980

		$1,665,034

Media — 1.0%
Cogeco Cable, Inc.	2,078	$100,435
CTS Eventim AG & Co. KGaA	3,092	114,685
Metropole Television SA	5,663	108,294

		$323,414

Metals & Mining — 1.8%
Compass Minerals International, Inc.	5,515	$432,211
Salzgitter AG	6,386	158,624

		$590,835

Multiline Retail — 0.3%
J. Front Retailing Co., Ltd.	5,588	$90,518

		$90,518

Oil, Gas & Consumable Fuels — 3.9%
Diamondback Energy, Inc.(1)	6,867	$443,608
Gulfport Energy Corp.(1)	8,720	258,809
Parkland Fuel Corp.	6,335	108,519
PDC Energy, Inc.(1)	7,432	393,970
PrairieSky Royalty, Ltd.	5,229	99,369

		$1,304,275

Paper & Forest Products — 0.2%
Interfor Corp.(1)	7,712	$54,438

		$54,438

Pharmaceuticals — 1.2%
BTG PLC(1)	21,789	$215,652
Ipsen SA	3,177	197,081

		$412,733

Professional Services — 0.5%
Hays PLC	42,056	$97,755
Seek, Ltd.	10,418	88,291

		$186,046

Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust	7,308	$219,751
Boardwalk Real Estate Investment Trust	4,437	182,268
CubeSmart	8,661	235,666
DCT Industrial Trust, Inc.	6,776	228,080
Douglas Emmett, Inc.	7,838	225,107
EastGroup Properties, Inc.	4,072	220,621
Essex Property Trust, Inc.	1,011	225,877
Frasers Centrepoint Trust	74,700	100,068
LaSalle Hotel Properties	7,025	199,440
LondonMetric Property PLC	84,877	210,834
Merlin Properties Socimi SA(1)	14,398	171,479
Paramount Group, Inc.	12,971	217,913
Parkway Life Real Estate Investment Trust	101,700	164,546
Post Properties, Inc.	3,948	230,129
PS Business Parks, Inc.	3,015	239,331
Redwood Trust, Inc.	9,945	137,639

		$3,208,749

4

Security	Shares	Value
Real Estate Management & Development — 2.0%
Nexity SA	5,470	$235,894
Tosei Corp.	33,238	214,351
UNITE Group PLC (The)	23,179	229,172

		$679,417

Semiconductors & Semiconductor Equipment — 4.5%
Cirrus Logic, Inc.(1)	7,998	$252,017
Cypress Semiconductor Corp.(1)	40,776	347,411
M/A-COM Technology Solutions Holdings, Inc.(1)	7,586	219,918
PMC-Sierra, Inc.(1)	60,232	407,771
Sumco Corp.	11,425	102,470
Teradyne, Inc.	10,571	190,384

		$1,519,971

Software — 1.6%
Magic Software Enterprises, Ltd.	25,441	$138,144
Mentor Graphics Corp.	6,092	150,046
Verint Systems, Inc.(1)	5,852	252,514

		$540,704

Specialty Retail — 3.1%
ABC-Mart, Inc.	3,903	$218,197
Restoration Hardware Holdings, Inc.(1)	4,305	401,700
Sac’s Bar Holdings, Inc.	6,017	102,914
Super Retail Group, Ltd.	16,308	102,596
WH Smith PLC	9,231	218,817

		$1,044,224

Technology Hardware, Storage & Peripherals — 0.6%
Logitech International SA	15,339	$200,082

		$200,082

Textiles, Apparel & Luxury Goods — 1.0%
Asics Corp.	7,845	$186,979
Moncler SpA	9,291	166,380

		$353,359

Thrifts & Mortgage Finance — 0.6%
Meta Financial Group, Inc.	4,799	$200,454

		$200,454

Trading Companies & Distributors — 1.6%
Indutrade AB	4,742	$216,848
MISUMI Group, Inc.	10,423	107,564
SIG PLC	35,554	93,474
Toromont Industries, Ltd.	4,643	112,970

		$530,856

Water Utilities — 0.3%
SIIC Environment Holdings, Ltd(1)	169,220	$99,993

		$99,993

Total Common Stocks (identified cost $34,773,355)		$33,070,757

5

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$248	$248,015

Total Short-Term Investments (identified cost $248,015)		$248,015

Total Investments — 99.3% (identified cost $35,021,370)		$33,318,772

Other Assets, Less Liabilities — 0.7%		$239,321

Net Assets — 100.0%		$33,558,093

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $886.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	57.9%	$19,414,143
Japan	11.4	3,834,788
United Kingdom	9.5	3,197,739
Canada	3.5	1,182,791
France	2.5	842,564
Australia	1.7	575,539
Italy	1.7	567,495
Belgium	1.5	515,481
Singapore	1.5	494,143
Germany	1.5	482,548
Denmark	1.3	431,260
Spain	1.1	374,934
China	0.9	315,092
Sweden	0.7	216,848
Netherlands	0.7	216,582
Portugal	0.6	213,677
Switzerland	0.6	200,082
Israel	0.4	138,144
Finland	0.3	104,922

Total Investments	99.3%	$33,318,772

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,019,341

Gross unrealized appreciation	$1,311,713
Gross unrealized depreciation	(3,012,282)

Net unrealized depreciation	$(1,700,569)

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,473,550	$2,319,675		$—	$5,793,225
Consumer Staples	745,217	690,150		—	1,435,367
Energy	1,304,275	217,075		—	1,521,350
Financials	6,010,662	2,964,209		—	8,974,871
Health Care	2,913,337	1,078,924		—	3,992,261
Industrials	2,185,533	2,567,845		—	4,753,378
Information Technology	3,189,540	1,243,729		—	4,433,269
Materials	980,041	872,940		—	1,852,981
Utilities	—	314,055		—	314,055
Total Common Stocks	$20,802,155	$12,268,602	*	$—	$33,070,757
Short-Term Investments	$—	$248,015		$—	$248,015
Total Investments	$20,802,155	$12,516,617		$—	$33,318,772

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Effective July 6, 2015, the name of Eaton Vance Global Small-Cap Fund was changed from Eaton Vance Small-Cap Value Fund.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Special Equities Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Banks — 7.7%
BankUnited, Inc.	19,610	$701,058
First Republic Bank	11,700	734,409
PacWest Bancorp	13,630	583,500
PrivateBancorp, Inc.	18,350	703,355
Signature Bank(1)	5,220	718,063

		$3,440,385

Biotechnology — 0.5%
AMAG Pharmaceuticals, Inc.(1)	6,063	$240,883

		$240,883

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	14,790	$706,075

		$706,075

Capital Markets — 1.9%
Lazard, Ltd., Class A	20,210	$875,093

		$875,093

Chemicals — 4.6%
Balchem Corp.	14,500	$881,165
Cytec Industries, Inc.	15,950	1,177,907

		$2,059,072

Commercial Services & Supplies — 1.7%
Interface, Inc.	34,660	$777,770

		$777,770

Communications Equipment — 1.7%
Infinera Corp.(1)	37,970	$742,693

		$742,693

Construction & Engineering — 1.7%
Quanta Services, Inc.(1)	32,150	$778,352

		$778,352

Diversified Consumer Services — 1.9%
ServiceMaster Global Holdings, Inc.(1)	25,940	$870,287

		$870,287

Electrical Equipment — 3.2%
AMETEK, Inc.	14,025	$733,788
Generac Holdings, Inc.(1)	22,800	686,052

		$1,419,840

Electronic Equipment, Instruments & Components — 1.8%
FEI Co.	11,310	$826,082

		$826,082

Food & Staples Retailing — 2.9%
Sprouts Farmers Market, Inc.(1)	24,720	$521,592
United Natural Foods, Inc.(1)	16,260	788,773

		$1,310,365

1

Security	Shares	Value
Food Products — 2.1%
Pinnacle Foods, Inc.	21,990	$920,941

		$920,941

Health Care Equipment & Supplies — 11.7%
Alere, Inc.(1)	17,930	$863,329
Bard (C.R.), Inc.	3,830	713,567
Hill-Rom Holdings, Inc.	14,250	740,858
ICU Medical, Inc.(1)	8,100	886,950
Integra LifeSciences Holdings Corp.(1)	11,940	711,027
Teleflex, Inc.	5,400	670,734
West Pharmaceutical Services, Inc.	12,160	658,099

		$5,244,564

Health Care Providers & Services — 1.8%
Amsurg Corp.(1)	10,680	$829,943

		$829,943

Hotels, Restaurants & Leisure — 1.6%
ClubCorp Holdings, Inc.	33,150	$711,399

		$711,399

Household Durables — 2.3%
Tempur Sealy International, Inc.(1)	14,170	$1,012,163

		$1,012,163

Household Products — 2.2%
Church & Dwight Co., Inc.	12,000	$1,006,800

		$1,006,800

Independent Power and Renewable Electricity Producers — 1.1%
NextEra Energy Partners LP	23,571	$513,848

		$513,848

Insurance — 5.8%
First American Financial Corp.	23,220	$907,205
HCC Insurance Holdings, Inc.	13,040	1,010,209
Horace Mann Educators Corp.	21,240	705,593

		$2,623,007

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(1)	11,620	$802,477

		$802,477

IT Services — 4.5%
Black Knight Financial Services, Inc., Class A(1)	3,870	$125,969
Cardtronics, Inc.(1)	25,750	842,025
Euronet Worldwide, Inc.(1)	13,960	1,034,296

		$2,002,290

Leisure Products — 3.6%
Brunswick Corp.	14,030	$671,897
Polaris Industries, Inc.	1,630	195,388
Vista Outdoor, Inc.(1)	16,800	746,424

		$1,613,709

Machinery — 1.8%
RBC Bearings, Inc.(1)	13,810	$824,871

		$824,871

Marine — 1.4%
Kirby Corp.(1)	10,090	$625,076

		$625,076

2

Security	Shares	Value
Metals & Mining — 2.1%
Compass Minerals International, Inc.	11,830	$927,117

		$927,117

Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.(1)	6,230	$402,458
Gulfport Energy Corp.(1)	13,710	406,913
PDC Energy, Inc.(1)	13,410	710,864

		$1,520,235

Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC(1)	4,280	$568,427

		$568,427

Real Estate Investment Trusts (REITs) — 3.6%
CubeSmart	32,540	$885,413
Post Properties, Inc.	12,650	737,369

		$1,622,782

Road & Rail — 1.2%
Genesee & Wyoming, Inc., Class A(1)	9,060	$535,265

		$535,265

Semiconductors & Semiconductor Equipment — 2.2%
Cypress Semiconductor Corp.(1)	77,970	$664,304
M/A-COM Technology Solutions Holdings, Inc.(1)	11,742	340,401

		$1,004,705

Software — 5.6%
Cadence Design Systems, Inc.(1)	38,970	$805,900
Mentor Graphics Corp.	41,210	1,015,002
Verint Systems, Inc.(1)	15,600	673,140

		$2,494,042

Specialty Retail — 1.6%
Restoration Hardware Holdings, Inc.(1)	7,926	$739,575

		$739,575

Thrifts & Mortgage Finance — 1.8%
MGIC Investment Corp.(1)	84,810	$785,341

		$785,341

Total Common Stocks (identified cost $38,726,927)		$42,975,474

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$1,975	$1,975,454

Total Short-Term Investments (identified cost $1,975,454)		$1,975,454

Total Investments — 100.1% (identified cost $40,702,381)		$44,950,928

Other Assets, Less Liabilities — (0.1)%		$(45,443)

Net Assets — 100.0%		$44,905,485

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $1,879.

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,699,968

Gross unrealized appreciation	$6,586,587
Gross unrealized depreciation	(2,335,627)

Net unrealized appreciation	$4,250,960

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$42,975,474	*	$—	$—	$42,975,474
Short-Term Investments	—		1,975,454	—	1,975,454
Total Investments	$42,975,474		$1,975,454	$—	$44,950,928

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015